UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.03%
Actual		$ 1,000.00	$ 1,156.90	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.03%
Actual		$ 1,000.00	$ 1,155.80	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.75%
Actual		$ 1,000.00	$ 1,151.30	$ 9.33
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,151.70	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.97	$ 8.90
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,156.60	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	14.4
Fannie Mae	5.0	9.4
Freddie Mac	4.1	7.2
Canadian Government	2.4	2.7
Japan Government	2.3	2.5
	27.9
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.7	7.2
Telecommunication Services	6.9	5.4
Financials	6.7	3.4
Materials	5.1	3.0
Energy	4.5	3.5
Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Government and U.S. Government Agency Obligations†† 26.1%	U.S. Government and U.S. Government Agency Obligations 32.2%
AAA,AA,A 11.8%	AAA,AA,A 15.6%
BBB 4.3%	BBB 4.5%
BB 12.1%	BB 12.7%
B 21.9%	B 16.3%
CCC,CC,C 11.9%	CCC,CC,C 6.4%
D 1.4%	D 0.0%†
Not Rated 4.5%	Not Rated 1.0%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 11.1%
† Amount represents less than 0.1% †† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Preferred Securities 0.6%		Preferred Securities 0.7%
	Corporate Bonds 35.2%		Corporate Bonds 25.8%
	U.S. Government and U.S. Government Agency Obligations†† 26.1%		U.S. Government and U.S. Government Agency Obligations 32.2%
	Foreign Government & Government Agency Obligations 19.8%		Foreign Government & Government Agency Obligations 22.7%
	Floating Rate Loans 11.9%		Floating Rate Loans 6.7%
	Stocks 0.1%		Stocks 0.2%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 11.1%
* Foreign investments	32.7%	** Foreign investments	32.8%
* Swaps	0.1%	** Futures and Swaps	2.6%
†† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.9%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 2,640	$ 1,998
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	5,153
TOTAL ENERGY			7,151
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		1,040	946
1.25% 2/15/27		890	682
			1,628
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,510	929
6% 5/1/15		6,045	2,834
ON Semiconductor Corp. 0% 4/15/24		450	429
Spansion, Inc. 2.25% 6/15/16 (d)(i)		4,115	19
			4,211
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		29,220	22,464
TOTAL CONVERTIBLE BONDS			35,454
Nonconvertible Bonds - 34.3%
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.3%
Affinia Group, Inc. 9% 11/30/14		2,950	2,065
Robert Bosch GmbH 3.75% 6/12/13	EUR	1,100	1,563
RSC Equipment Rental, Inc. 10% 7/15/17 (i)		2,610	2,607
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
8.125% 11/15/15		$ 1,185	$ 936
8.625% 11/15/14		4,360	3,117
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	4,891
TRW Automotive, Inc.:
7% 3/15/14 (i)		335	241
7.25% 3/15/17 (i)		240	166
Visteon Corp. 7% 3/10/14 (d)		10,020	301
			15,887
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (d)		10,500	1,260
7.125% 7/15/13 (d)		2,720	326
7.2% 1/15/11 (d)		1,395	167
7.4% 9/1/25 (d)		5,950	714
7.7% 4/15/16 (d)		8,489	1,019
8.1% 6/15/24 (d)		2,775	326
8.25% 7/15/23 (d)		11,040	1,352
8.375% 7/15/33 (d)		11,475	1,463
8.8% 3/1/21 (d)		785	94
			6,721
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,542
Mac-Gray Corp. 7.625% 8/15/15		680	647
			3,189
Hotels, Restaurants & Leisure - 1.8%
Carrols Corp. 9% 1/15/13		4,095	3,839
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	2,768
8% 11/15/13		920	784
MGM Mirage, Inc.:
5.875% 2/27/14		6,920	4,498
6.625% 7/15/15		25,519	16,587
6.75% 9/1/12		6,220	4,354
6.75% 4/1/13		13,995	9,517
6.875% 4/1/16		4,440	2,864
7.5% 6/1/16		20,915	13,542
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17		$ 16,665	$ 10,749
8.5% 9/15/10		7,065	6,429
10.375% 5/15/14 (i)		2,750	2,915
11.125% 11/15/17 (i)		3,890	4,123
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,533	2,296
Scientific Games Corp. 6.25% 12/15/12		660	627
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)		1,540	909
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)		5,450	3,788
Six Flags, Inc.:
8.875% 2/1/10 (d)		8,225	1,110
9.625% 6/1/14 (d)		7,664	1,073
9.75% 4/15/13 (d)		1,255	151
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,355
Station Casinos, Inc.:
6% 4/1/12 (d)		9,620	3,271
6.5% 2/1/14 (d)		11,643	233
6.625% 3/15/18 (d)		11,970	239
6.875% 3/1/16 (d)		12,803	256
7.75% 8/15/16 (d)		14,415	4,901
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	1,631
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,900	2,726
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,858
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)		575	58
12.75% 1/15/13 (d)		1,070	21
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)		1,164	698
			115,170
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		5,585	4,803
Sealy Mattress Co. 10.875% 4/15/16 (i)		1,700	1,785
			6,588
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	630
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 3.3%
AMC Entertainment, Inc. 11% 2/1/16		$ 2,610	$ 2,532
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		6,910	7,238
CanWest Media, Inc. 8% 9/15/12 (d)		860	249
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (d)		19,013	2,282
11% 10/1/15 (d)		310	36
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (d)		11,055	11,718
10.25% 9/15/10 (d)		9,385	9,901
10.25% 10/1/13 (d)		6,395	6,779
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (i)(m)		8,610	8,244
10.875% 9/15/14 (i)		11,090	11,534
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,045	890
5.5% 9/15/14		3,445	758
5.5% 12/15/16		1,890	411
5.75% 1/15/13		3,145	771
6.25% 3/15/11		175	74
6.875% 6/15/18		2,725	593
10.75% 8/1/16		24,965	7,739
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	8,367
7% 10/1/13		9,095	8,663
7.125% 2/1/16		43,770	40,597
Haights Cross Communications, Inc. 12.5% 8/15/11 (g)		1,550	109
iesy Repository GmbH 10.375% 2/15/15 (i)		1,205	1,193
Interpublic Group of Companies, Inc. 10% 7/15/17 (i)		2,530	2,568
Lamar Media Corp. 6.625% 8/15/15		13,230	11,510
Liberty Media Corp. 8.5% 7/15/29		6,535	4,501
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (i)		850	553
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (f)		7,095	4,576
10% 8/1/14		3,620	3,439
11.5% 5/1/16 (i)		4,920	4,785
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14 (i)		$ 2,535	$ 2,516
Pearson Funding One PLC 6% 12/15/15	GBP	2,500	4,228
Rainbow National Services LLC:
8.75% 9/1/12 (i)		3,280	3,247
10.375% 9/1/14 (i)		9,075	9,257
Sun Media Corp. Canada 7.625% 2/15/13		635	413
The Reader's Digest Association, Inc. 9% 2/15/17		3,000	128
TL Acquisitions, Inc. 10.5% 1/15/15 (i)		22,595	18,076
Univision Communications, Inc. 12% 7/1/14 (i)		4,920	4,828
Videotron Ltd. 6.875% 1/15/14		550	514
			205,820
Multiline Retail - 0.2%
Matahari Finance BV 9.5% 10/6/09		4,120	4,120
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (g)		5,055	2,776
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	2,949
			9,845
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		1,700	1,352
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	1,249
10.375% 6/1/15 pay-in-kind (m)		3,939	1,660
Michaels Stores, Inc.:
0% 11/1/16 (f)		445	185
10% 11/1/14		18,490	15,532
11.375% 11/1/16		900	590
			20,568
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,601
9.75% 1/15/15		1,775	1,731
LVMH Moet Hennessy - Louis Vuitton 4.375% 5/12/14	EUR	750	1,072
			4,404
TOTAL CONSUMER DISCRETIONARY			388,822
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	1,650	$ 2,690
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		$ 150	123
16% 3/27/12 (i)		3,487	2,849
			5,662
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon et Compagnie 6.375% 4/4/13	EUR	550	811
Rite Aid Corp.:
7.5% 3/1/17		5,910	4,632
8.625% 3/1/15		835	555
9.375% 12/15/15		4,770	3,172
9.5% 6/15/17		5,710	3,754
10.375% 7/15/16		4,970	4,492
Tesco PLC 5.125% 2/24/15	EUR	900	1,317
			18,733
Food Products - 0.2%
Hines Nurseries, Inc. 10.25% 10/1/11 (d)		370	37
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (i)		5,200	4,862
Michael Foods, Inc. 8% 11/15/13		420	408
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	869
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	371
10.625% 4/1/17		1,015	858
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (g)		3,250	1,788
Smithfield Foods, Inc.:
7.75% 7/1/17		2,810	2,030
10% 7/15/14 (i)		3,000	2,970
Unilever PLC 4.75% 6/16/17	GBP	660	1,088
			15,281
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	248
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 470	$ 404
TOTAL CONSUMER STAPLES			40,328
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,151
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)		3,970	3,513
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,327
			8,991
Oil, Gas & Consumable Fuels - 3.9%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (i)		4,090	3,763
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	6,732
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,505
10.25% 6/1/14		2,220	2,220
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	3,000
8.875% 2/1/17		3,780	2,287
Chesapeake Energy Corp.:
6.5% 8/15/17		4,990	4,192
6.875% 11/15/20		7,030	5,659
7.625% 7/15/13		11,615	11,034
9.5% 2/15/15		5,630	5,672
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)		4,560	2,690
Denbury Resources, Inc. 9.75% 3/1/16		1,660	1,706
DONG Energy A/S 6.5% 5/7/19	EUR	900	1,331
Drummond Co., Inc. 7.375% 2/15/16 (i)		6,605	4,822
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,290
EXCO Resources, Inc. 7.25% 1/15/11		570	530
Forest Oil Corp. 8% 12/15/11		480	480
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	1,362
Harvest Operations Corp. 7.875% 10/15/11		1,170	983
InterNorth, Inc. 9.625% 3/16/06 (d)		935	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (i)		2,530	2,328
9.125% 7/2/18 (i)		2,835	2,537
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc.:
7.5% 4/15/13		$ 2,900	$ 2,639
8% 5/15/17		4,870	3,993
11.75% 6/30/16		4,955	4,955
Massey Energy Co. 6.875% 12/15/13		8,545	7,819
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	5,821
8.25% 12/15/14		1,360	891
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,132
Pemex Project Funding Master Trust:
5.5% 2/24/25 (i)	EUR	750	802
6.625% 6/15/35		2,870	2,564
Petrohawk Energy Corp.:
7.875% 6/1/15		12,745	11,789
9.125% 7/15/13		10,710	10,656
Petroleos de Venezuela SA:
5.25% 4/12/17		71,010	33,375
5.375% 4/12/27		13,570	5,360
Petroleum Development Corp. 12% 2/15/18		4,390	3,688
Plains Exploration & Production Co. 10% 3/1/16		10,150	10,404
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,196
Range Resources Corp. 7.375% 7/15/13		2,190	2,146
SandRidge Energy, Inc.:
8% 6/1/18 (i)		7,400	6,364
8.625% 4/1/15 pay-in-kind (m)		4,370	3,933
Ship Finance International Ltd. 8.5% 12/15/13		7,015	5,893
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,390
Southwestern Energy Co. 7.5% 2/1/18 (i)		2,460	2,374
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (i)		4,265	4,051
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	927
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	524
7.5% 4/1/17		7,600	7,951
7.625% 4/1/37		1,035	1,048
8% 2/1/16		1,160	1,218
8.375% 6/15/32		1,155	1,256
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		9,105	8,468
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 330	$ 345
8.875% 7/15/12		1,455	1,586
Venoco, Inc. 8.75% 12/15/11		3,260	2,958
W&T Offshore, Inc. 8.25% 6/15/14 (i)		5,300	4,081
YPF SA 10% 11/2/28		5,635	4,508
			243,229
TOTAL ENERGY			252,220
FINANCIALS - 5.9%
Capital Markets - 0.3%
3i Group PLC 1.46% 6/8/12 (m)	EUR	1,600	1,684
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (m)	EUR	2,600	3,203
Lloyds TSB Bank PLC 6.375% 6/17/16	EUR	1,300	1,843
Morgan Stanley 4% 11/17/15	EUR	1,300	1,586
Royal Bank of Scotland PLC 5.75% 5/21/14	EUR	1,550	2,216
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (m)	EUR	2,000	2,448
UBS AG London Branch 5.625% 5/19/14	EUR	1,100	1,588
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,400
			15,968
Commercial Banks - 2.0%
Banco Santander SA 3.875% 5/27/14	EUR	2,200	3,090
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (m)	EUR	1,150	1,561
Barclays Bank PLC 10% 5/21/21	GBP	1,070	2,072
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	4,600	6,468
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (m)	EUR	350	252
Caja Madrid SA 1.685% 10/17/16 (m)	EUR	1,500	1,431
Credit Agricole SA 5.875% 6/11/19	EUR	950	1,362
Credit Commercial de France 4.875% 1/15/14	EUR	1,300	1,891
Development Bank of Philippines 8.375% (m)		6,055	5,692
DnB NOR Bank ASA:
0.6693% 8/11/09 (m)	CAD	1,500	1,290
4.5% 5/29/14	EUR	1,600	2,227
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 25,160	$ 19,373
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		10,155	9,647
Export-Import Bank of India 1.0075% 6/7/12 (m)	JPY	320,000	2,990
HBOS Treasury Services PLC 0.8414% 1/19/10 (m)	CAD	1,500	1,281
HSBC Holdings PLC 6% 6/10/19	EUR	2,000	2,806
HSBK (Europe) B.V. 9.25% 10/16/13 (i)		13,110	9,964
Hypo Real Estate International Trust I 5.864% (m)	EUR	50	7
ING Bank NV 4.75% 5/27/19	EUR	4,400	6,234
JPMorgan Chase Bank 4.375% 11/30/21 (m)	EUR	3,050	3,617
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		5,715	5,486
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,938
National Australia Bank Ltd. 5.375% 12/8/14	GBP	850	1,383
Natixis SA:
1.656% 1/26/17 (m)	EUR	1,100	1,003
6.307% (m)	EUR	950	487
Nordea Bank AB 4.5% 5/12/14	EUR	800	1,140
Rabobank Nederland 5.875% 5/20/19	EUR	5,050	7,407
Resona Bank Ltd. 4.125% (m)	EUR	800	786
RSHB Capital SA 9% 6/11/14 (i)		2,335	2,370
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,718
Societe Generale SCF 4% 7/7/16 (k)	EUR	3,550	4,947
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	1,950	3,178
US Bank NA, Cincinnati 4.375% 2/28/17 (m)	EUR	1,600	1,822
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		5,170	5,105
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,253
Wells Fargo & Co. 7.98% (m)		2,035	1,699
			128,977
Consumer Finance - 1.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (i)		1,420	639
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	4,253
7.25% 10/25/11		12,485	10,799
7.375% 2/1/11		735	665
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 6/1/14		$ 5,120	$ 4,126
8% 12/15/16		18,125	13,857
12% 5/15/15		12,770	11,876
General Motors Acceptance Corp.:
6.75% 12/1/14		850	672
8% 11/1/31		7,330	5,021
GMAC LLC:
6% 4/1/11 (i)		1,435	1,248
6.75% 12/1/14 (i)		4,285	3,428
8% 11/1/31 (i)		27,203	19,042
SLM Corp. 1.477% 12/15/10 (m)	EUR	1,100	1,307
			76,933
Diversified Financial Services - 1.4%
Banca Italease SpA 1.695% 6/28/16 (m)	EUR	1,500	1,264
Bank of America Corp.:
4% 3/28/18 (m)	EUR	1,700	1,638
4.75% 5/23/17 (m)	EUR	2,750	2,662
8% (m)		5,365	4,426
8.125% (m)		7,380	6,125
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,284
BG Energy Capital PLC 5.125% 12/7/17	GBP	1,150	1,889
Broadgate PLC 2.4169% 10/5/25 (m)	GBP	715	494
CIT Group, Inc.:
1.17% 2/13/12 (m)		1,350	810
5% 2/13/14		3,295	1,957
5.4% 2/13/12		4,725	3,213
5.4% 3/7/13		2,925	1,813
5.6% 4/27/11		505	379
5.85% 9/15/16		1,310	766
7.625% 11/30/12		5,060	3,465
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	158	264
8.151% 12/31/30	GBP	370	579
FireKeepers Development Authority 13.875% 5/1/15 (i)		1,600	1,476
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,902
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Greene King Finance PLC Series A1, 1.6319% 6/15/31 (m)	GBP	1,000	$ 987
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,632
Imperial Tobacco Finance:
5% 6/25/12	EUR	650	921
8.375% 2/17/16	EUR	5,230	7,991
Kreditanstalt fuer Wiederaufbau 3.875% 1/21/19	EUR	4,600	6,363
Linde Finance BV 6.75% 12/8/15	EUR	1,750	2,754
NCO Group, Inc. 11.875% 11/15/14		2,185	1,093
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		6,900	6,797
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	72,406	2,044
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	731
Sedna Finance Corp.:
2.027% 3/15/16 (d)(m)	EUR	1,150	0*
5.625% 12/23/14 (d)(m)	EUR	500	0*
SES Global Americas Holdings GP 4.875% 7/9/14 (k)	EUR	850	1,186
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	1,150	1,996
TMK Capital SA 10% 7/29/11		13,100	11,364
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	933
UT2 Funding PLC 5.321% 6/30/16	EUR	1,270	436
Volkswagen International Finance NV 5.375% 11/15/13	EUR	1,300	1,887
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,464
4.375% 5/19/14	EUR	650	849
			87,834
Insurance - 0.2%
Eureko BV:
5.125% (m)	EUR	3,100	1,739
7.375% 6/16/14	EUR	2,910	4,243
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (m)	EUR	1,200	1,021
Mapfre SA 5.921% 7/24/37 (m)	EUR	1,800	1,620
Royal & Sun Alliance Insurance Group PLC 9.375% 5/20/39	GBP	1,000	1,744
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Society of Lloyd's 6.875% 11/17/25 (m)	GBP	1,000	$ 1,360
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	2,000	2,975
			14,702
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (d)		5,135	3,235
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)(i)		9,470	5,966
Senior Housing Properties Trust 7.875% 4/15/15		6,211	5,621
Ventas Realty LP 6.5% 6/1/16		980	877
			15,699
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (i)		6,420	6,260
Hammerson PLC 4.875% 6/19/15	EUR	680	770
Realogy Corp.:
10.5% 4/15/14		47,905	20,599
11.75% 4/15/14 pay-in-kind (m)		4,052	1,154
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,564
			30,347
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.877% 12/2/49 (m)	EUR	1,000	642
4.604% (m)	EUR	2,000	1,260
			1,902
TOTAL FINANCIALS			372,362
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc. 10% 10/15/17		245	249
Invacare Corp. 9.75% 2/15/15		1,530	1,538
			1,787
Health Care Providers & Services - 1.9%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)		7,720	7,546
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (m)		11,685	5,820
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,260
DASA Finance Corp. 8.75% 5/29/18 (i)		1,545	1,506
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. 6.625% 3/15/13		$ 5,230	$ 4,897
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,040
HCA, Inc.:
5.75% 3/15/14		3,377	2,676
6.25% 2/15/13		1,755	1,536
6.375% 1/15/15		1,125	920
6.5% 2/15/16		4,220	3,450
6.75% 7/15/13		1,750	1,540
8.5% 4/15/19 (i)		6,670	6,503
9.125% 11/15/14		21,885	21,639
9.25% 11/15/16		28,994	28,414
9.625% 11/15/16 pay-in-kind (m)		7,147	7,093
9.875% 2/15/17 (i)		1,190	1,199
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,165
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,743
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	307
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,158
Tenet Healthcare Corp.:
9.25% 2/1/15		1,380	1,259
9.875% 7/1/14		13,330	13,330
United Surgical Partners International, Inc. 8.875% 5/1/17		895	814
			120,815
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,746
Pharmaceuticals - 0.2%
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	1,250	1,810
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,454
Leiner Health Products, Inc. 11% 6/1/12 (d)		1,885	5
Pfizer, Inc.:
5.75% 6/3/21	EUR	1,550	2,323
6.5% 6/3/38	GBP	1,600	2,862
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	$ 3,076
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,865
			14,395
TOTAL HEALTH CARE			138,743
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	328
DigitalGlobe, Inc. 10.5% 5/1/14 (i)		2,915	2,973
Hexcel Corp. 6.75% 2/1/15		2,350	2,180
Orbimage Holdings, Inc. 12.5% 7/1/12 (m)		1,720	1,757
			7,238
Airlines - 0.3%
American Airlines pass-thru trust certificates 10.375% 7/2/19 (k)		5,955	5,985
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	492
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
10% 8/15/08 (a)		1,255	13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,244	7,580
8.021% 8/10/22		4,764	3,096
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,288	1,716
8.028% 11/1/17		1,016	681
			19,758
Building Products - 0.3%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,950	3,044
Nortek, Inc.:
8.5% 9/1/14		11,485	3,273
10% 12/1/13		11,620	9,296
NTK Holdings, Inc. 0% 3/1/14 (f)		6,210	497
			16,110
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 160	$ 140
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	712
Cenveo Corp. 10.5% 8/15/16 (i)		2,795	2,096
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	9,805
7.75% 1/15/15		4,830	4,637
West Corp. 9.5% 10/15/14		8,620	7,586
			24,976
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,253
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	842
General Cable Corp. 7.125% 4/1/17		680	612
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	855
			2,309
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,600	4,696
Sequa Corp.:
11.75% 12/1/15 (i)		10,805	6,240
13.5% 12/1/15 pay-in-kind (i)		4,111	1,927
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (m)	GBP	1,075	1,442
			14,305
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,044
Cummins, Inc. 7.125% 3/1/28		1,870	1,497
Terex Corp. 10.875% 6/1/16		5,025	5,025
			7,566
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		5,215	4,276
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,681
US Shipping Partners LP 13% 8/15/14 (d)		3,185	32
			5,989
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,407
7.625% 12/1/13		1,700	1,428
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico, SA de CV: - continued
12.5% 4/1/16 (i)		$ 2,850	$ 2,900
TFM SA de CV 9.375% 5/1/12		6,450	6,128
			11,863
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	1,949
Penhall International Corp. 12% 8/1/14 (i)		1,515	576
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		10,015	7,912
			10,437
TOTAL INDUSTRIALS			121,804
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,133
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	11,378
6.5% 1/15/28		6,570	3,679
Nortel Networks Corp.:
9.0025% 7/15/11 (d)(m)		3,760	1,269
10.125% 7/15/13 (d)		3,730	1,268
10.75% 7/15/16 (d)		8,930	3,081
			26,808
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (i)		1,450	1,494
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		5,985	3,726
Series B, 10.25% 11/1/15		2,620	1,638
11.25% 11/1/16 pay-in-kind		1,970	869
			6,233
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,710	3,098
12.25% 11/15/15 pay-in-kind (m)		875	630
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,016
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.:
8% 10/15/12		$ 875	$ 525
12.5% 1/15/16		3,030	1,788
			11,057
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.:
7.125% 3/15/11		145	143
7.75% 5/15/13		1,040	962
9.25% 6/1/16		8,580	7,937
Avago Technologies Finance Ltd.:
6.1675% 6/1/13 (m)		902	778
11.875% 12/1/15		8,455	8,434
Freescale Semiconductor, Inc.:
8.875% 12/15/14		42,915	21,458
9.875% 12/15/14 pay-in-kind (m)		28,181	10,303
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2462% 12/15/11 (d)(m)		735	0*
New ASAT Finance Ltd. 9.25% 2/1/11 (d)		2,100	3
NXP BV:
3.8813% 10/15/13 (m)		18,985	7,214
7.875% 10/15/14		13,305	5,921
9.5% 10/15/15		17,060	5,971
Spansion LLC 11.25% 1/15/16 (d)(i)		4,255	1,069
Viasystems, Inc. 10.5% 1/15/11		4,065	3,618
			73,811
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (i)		870	357
TOTAL INFORMATION TECHNOLOGY			119,760
MATERIALS - 3.9%
Chemicals - 0.7%
Ashland, Inc. 9.125% 6/1/17 (i)		2,490	2,565
Chemtura Corp. 6.875% 6/1/16 (d)		1,225	888
Georgia Gulf Corp.:
7.125% 12/15/13		1,325	364
9.5% 10/15/14		10,640	3,192
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman LLC 11.625% 10/15/10		$ 466	$ 480
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	4,937
MacDermid, Inc. 9.5% 4/15/17 (i)		500	365
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	12,437
10.875% 12/1/14 pay-in-kind (m)		7,070	2,693
11.5% 12/1/16		19,830	5,453
NOVA Chemicals Corp.:
4.5375% 11/15/13 (m)		1,690	1,394
6.5% 1/15/12		5,775	5,356
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,456
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)		3,430	549
			42,129
Construction Materials - 0.1%
CRH Finance BV 7.375% 5/28/14	EUR	550	784
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	300	519
Lafarge SA:
6.625% 11/29/17	GBP	735	1,035
8.75% 5/30/17	GBP	2,300	3,750
			6,088
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		640	578
Berry Plastics Holding Corp.:
4.5044% 9/15/14 (m)		640	422
8.875% 9/15/14		19,025	16,029
10.25% 3/1/16		4,055	2,920
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (i)		3,600	3,519
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,326
7.5% 12/15/96		3,685	2,653
8% 4/15/23		2,980	2,548
Rexam PLC 4.375% 3/15/13	EUR	1,150	1,503
Temple-Inland, Inc.:
6.625% 1/15/16		165	148
7.875% 5/1/12		3,735	3,735
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Vitro SAB de CV:
8.625% 2/1/12 (d)		$ 21,240	$ 8,071
9.125% 2/1/17 (d)		2,210	840
			51,292
Metals & Mining - 2.1%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (d)(m)		2,790	31
ArcelorMittal SA 8.25% 6/3/13	EUR	750	1,095
Evraz Group SA 8.875% 4/24/13 (i)		14,445	12,170
FMG Finance Property Ltd.:
10% 9/1/13 (i)		4,945	4,722
10.625% 9/1/16 (i)		21,290	20,332
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		3,655	3,736
8.25% 4/1/15		8,780	8,835
8.375% 4/1/17		34,820	34,994
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,358
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,102
Ispat Inland ULC 9.75% 4/1/14		932	976
RathGibson, Inc. 11.25% 2/15/14		5,905	2,126
Steel Dynamics, Inc.:
6.75% 4/1/15		4,545	4,022
7.375% 11/1/12		865	815
7.75% 4/15/16 (i)		865	804
Teck Resources Ltd.:
9.75% 5/15/14 (i)		6,275	6,510
10.25% 5/15/16 (i)		8,000	8,420
10.75% 5/15/19 (i)		9,360	9,898
			130,946
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (d)(i)		7,070	6,504
Glatfelter 7.125% 5/1/16		550	501
NewPage Corp. 7.2775% 5/1/12 (m)		1,770	708
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Solo Cup Co. 8.5% 2/15/14		$ 2,140	$ 1,755
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (i)		3,840	3,437
			12,905
TOTAL MATERIALS			243,360
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
5.875% 4/28/17	GBP	1,300	2,251
7% 4/30/40	GBP	1,200	2,157
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,843
9% 8/15/31		3,655	3,015
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	600	1,000
Global Village Telecom Finance LLC 12% 6/30/11 (i)		8,564	8,778
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)(i)		25,537	18,968
Intelsat Corp.:
9.25% 8/15/14 (i)		5,215	5,032
9.25% 6/15/16 (i)		8,820	8,423
Intelsat Ltd. 11.25% 6/15/16		27,785	28,410
Koninklijke KPN NV 6.25% 2/4/14	EUR	1,400	2,125
Level 3 Financing, Inc.:
8.75% 2/15/17		6,170	4,689
9.25% 11/1/14		4,140	3,395
12.25% 3/15/13		2,785	2,646
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)		5,425	5,235
Qwest Communications International, Inc.:
7.5% 2/15/14		7,555	6,894
7.5% 2/15/14		1,655	1,510
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		5,810	5,607
Sprint Capital Corp.:
6.875% 11/15/28		47,925	34,027
6.9% 5/1/19		5,935	4,911
8.75% 3/15/32		27,255	21,940
Telecom Egypt SAE 12.19% 2/4/10 (m)	EGP	713	121
Telecom Italia SpA 7.375% 12/15/17	GBP	2,750	4,536
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.496% 4/1/16	EUR	1,500	$ 2,200
5.496% 4/1/16	EUR	1,100	1,613
U.S. West Communications:
7.25% 9/15/25		535	407
7.25% 10/15/35		1,455	1,040
7.5% 6/15/23		460	359
Wind Acquisition Finance SA 10.75% 12/1/15 (i)		11,630	11,688
			196,820
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		4,545	4,647
Cricket Communications, Inc. 10% 7/15/15		2,160	2,144
Digicel Group Ltd.:
8.875% 1/15/15 (i)		17,550	14,742
9.125% 1/15/15 pay-in-kind (i)(m)		6,310	5,237
9.25% 9/1/12 (i)		7,775	7,620
12% 4/1/14 (i)		9,725	9,822
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (i)		19,260	19,260
11.5% 6/15/16 (i)		8,740	8,565
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	11,670
Millicom International Cellular SA 10% 12/1/13		11,630	11,790
Mobile Telesystems Finance SA 8% 1/28/12 (i)		7,884	7,785
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	7,438
7.375% 8/1/15		5,220	4,163
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (i)		10,459	7,844
Sprint Nextel Corp. 6% 12/1/16		6,700	5,477
Telecom Personal SA 9.25% 12/22/10 (i)		13,025	12,895
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	2,200	$ 3,694
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)		15,125	13,972
			158,765
TOTAL TELECOMMUNICATION SERVICES			355,585
UTILITIES - 2.1%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (i)		2,355	2,543
Edison Mission Energy:
7.5% 6/15/13		4,880	4,355
7.75% 6/15/16		1,340	1,089
Electricite de France:
6.25% 1/25/21	EUR	2,300	3,637
6.875% 12/12/22	GBP	1,950	3,556
Intergen NV 9% 6/30/17 (i)		7,670	7,267
Majapahit Holding BV 7.75% 10/17/16		3,335	2,951
National Power Corp. 6.875% 11/2/16 (i)		5,655	5,556
Vattenfall AB 6.25% 3/17/21	EUR	950	1,457
			32,411
Gas Utilities - 0.6%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,400	2,004
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	3,752
6.875% 11/4/11 (Reg. S)		13,654	12,562
Southern Gas Networks PLC Class A1, 1.645% 10/21/10 (m)	EUR	1,650	2,249
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,146
8% 3/1/32		4,170	4,412
Transportadora de Gas del Sur SA 7.875% 5/14/17 (i)		11,000	8,085
			40,210
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings:
10.875% 11/1/17		21,745	15,874
12% 11/1/17 pay-in-kind (m)		6,614	3,900
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.:
Series A, 8.375% 5/23/05 (d)		$ 2,500	$ 0*
6.4% 7/15/06 (d)		9,815	6
6.625% 11/15/05 (d)		2,200	1
6.725% 11/17/08 (d)(m)		684	0*
6.75% 8/1/09 (d)		550	0
6.875% 10/15/07 (d)		1,330	1
6.95% 7/15/28 (d)		1,204	0*
7.125% 5/15/07 (d)		235	0*
7.375% 5/15/19 (d)		1,400	1
7.875% 6/15/03 (d)		235	0*
9.125% 4/1/03 (d)		50	0*
9.875% 6/5/03 (d)		4,720	3
NRG Energy, Inc. 7.25% 2/1/14		5,545	5,406
RRI Energy, Inc.:
7.625% 6/15/14		4,300	3,935
7.875% 6/15/17		990	886
Tenaska Alabama Partners LP 7% 6/30/21 (i)		1,016	869
			30,882
Multi-Utilities - 0.5%
Aquila, Inc. 11.875% 7/1/12 (m)		1,615	1,785
Centrica PLC 6.375% 3/10/22	GBP	1,250	2,110
NiSource Finance Corp. 10.75% 3/15/16		18,183	20,169
RWE Finance BV 6.125% 7/6/39 (k)	GBP	1,350	2,263
Utilicorp United, Inc. 7.95% 2/1/11 (g)		39	40
Veolia Environnement 4.375% 12/11/20	EUR	1,900	2,298
			28,665
Water Utilities - 0.0%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	2,000	2,941
TOTAL UTILITIES			135,109
TOTAL NONCONVERTIBLE BONDS			2,168,093
TOTAL CORPORATE BONDS (Cost $2,463,504)			2,203,547
U.S. Government and Government Agency Obligations - 21.8%
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - 1.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (j)		$ 1,443	$ 1,445
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (j)		4,900	4,913
1.875% 5/7/12 (FDIC Guaranteed) (j)		18,000	17,930
Citigroup Funding, Inc.:
1.25% 6/3/11 (FDIC Guaranteed) (j)		9,000	8,983
2% 3/30/12 (FDIC Guaranteed) (j)		10,000	10,023
2.125% 7/12/12 (FDIC Guaranteed) (j)		8,910	8,911
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (j)		12,000	12,108
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (j)		15,000	14,924
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (j)		21,887	22,705
TOTAL OTHER GOVERNMENT RELATED			101,942
U.S. Government Agency Obligations - 6.1%
Fannie Mae:
1.875% 4/20/12		4,010	4,026
2% 1/9/12		15,000	15,150
2.5% 5/15/14		23,157	22,765
2.75% 3/13/14		32,840	32,770
3% 7/12/10		10,000	10,253
3.375% 5/19/11		34,002	35,396
4.75% 11/19/12		15,800	17,183
6% 5/15/11		7,545	8,200
Federal Home Loan Bank:
1.625% 7/27/11		17,150	17,244
2.25% 4/13/12		27,710	28,044
3.625% 10/18/13		36,405	37,641
Freddie Mac:
1.5% 1/7/11		14,705	14,834
1.75% 6/15/12		25,004	24,910
2.125% 3/23/12		830	838
2.5% 4/23/14		32,980	32,458
3.75% 3/27/19		1,050	1,032
5% 2/16/17		8,600	9,353
5.125% 11/17/17		29,108	31,947
5.5% 8/23/17		14,000	15,747
6.875% 9/15/10		15,000	16,055
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 4,750	$ 5,078
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,642
5.685% 5/15/12		1,285	1,422
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			383,988
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		16,704	17,701
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18		15,821	15,339
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			33,040
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bonds:
3.5% 2/15/39		72,430	62,629
4.25% 5/15/39		6,357	6,292
4.375% 2/15/38		2,500	2,525
4.5% 5/15/38		3,550	3,665
6.125% 8/15/29		9,487	11,814
6.25% 8/15/23		56,925	69,342
7.5% 11/15/16		2,850	3,635
7.5% 11/15/24		6,190	8,512
7.875% 2/15/21		6,800	9,232
9.875% 11/15/15		11,595	16,199
stripped principal 0% 2/15/29		40,588	16,943
U.S. Treasury Notes:
0.875% 3/31/11		6,100	6,092
1.125% 6/30/11		93,510	93,517
1.125% 1/15/12		44,914	44,626
1.5% 12/31/13		4,313	4,154
1.875% 6/15/12 (h)		23,816	23,989
1.875% 2/28/14		85	83
1.875% 4/30/14		33,802	32,801
2% 11/30/13		4,841	4,770
2.25% 5/31/14 (h)		47,571	46,932
2.625% 6/30/14		15,000	15,047
2.625% 4/30/16		22,737	21,984
2.75% 2/28/13		92,964	95,608
2.75% 2/15/19		8,431	7,896
3.125% 8/31/13		11,100	11,500
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 9/30/13		$ 34,572	$ 35,766
3.125% 5/15/19 (h)		34,077	32,959
3.25% 5/31/16		32,018	32,158
3.25% 6/30/16		15,700	15,749
3.375% 6/30/13		8,470	8,872
3.625% 5/15/13		18,692	19,771
3.75% 11/15/18		34,582	35,179
3.875% 5/15/18		2,550	2,627
4.25% 11/15/17		28,890	30,641
4.5% 2/28/11		11,301	11,980
4.5% 5/15/17		13,745	14,833
TOTAL U.S. TREASURY OBLIGATIONS			860,322
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,376,311)			1,379,292
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.8%
3.384% 5/1/35 (m)		253	259
3.4% 9/1/33 (m)		1,013	1,033
3.971% 7/1/35 (m)		715	730
4% 9/1/13 to 5/1/20		3,694	3,781
4.025% 11/1/35 (m)		1,152	1,180
4.338% 3/1/37 (m)		3,202	3,304
4.398% 11/1/36 (m)		112	115
4.42% 10/1/33 (m)		741	764
4.471% 2/1/35 (m)		2,242	2,317
4.5% 7/1/24 (k)(l)		9,000	9,176
4.526% 10/1/35 (m)		3,360	3,459
4.533% 11/1/33 (m)		217	227
4.597% 7/1/35 (m)		1,556	1,610
4.614% 10/1/35 (m)		197	202
4.667% 7/1/35 (m)		538	556
4.696% 2/1/35 (m)		2,245	2,310
4.713% 2/1/35 (m)		942	979
4.717% 11/1/35 (m)		960	1,000
4.763% 7/1/35 (m)		544	564
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
4.784% 3/1/35 (m)		$ 957	$ 986
4.787% 7/1/35 (m)		733	760
4.799% 8/1/35 (m)		1,752	1,831
4.822% 6/1/35 (m)		1,151	1,190
4.827% 10/1/34 (m)		1,434	1,461
4.846% 3/1/33 (m)		374	382
4.895% 2/1/36 (m)		1,786	1,851
4.91% 1/1/35 (m)		567	583
4.987% 7/1/35 (m)		810	835
4.988% 2/1/34 (m)		1,086	1,123
4.994% 2/1/35 (m)		903	930
5% 1/1/14 to 5/1/22		278	288
5.006% 12/1/32 (m)		796	814
5.018% 5/1/35 (m)		2,199	2,291
5.06% 10/1/35 (m)		933	959
5.069% 4/1/35 (m)		1,498	1,533
5.095% 8/1/35 (m)		7,997	8,302
5.102% 10/1/35 (m)		551	570
5.108% 4/1/36 (m)		749	782
5.124% 10/1/35 (m)		696	724
5.142% 7/1/35 (m)		2,020	2,096
5.152% 8/1/34 (m)		1,010	1,038
5.261% 5/1/35 (m)		770	804
5.305% 7/1/35 (m)		301	312
5.309% 3/1/36 (m)		5,768	6,026
5.344% 2/1/37 (m)		501	521
5.377% 2/1/37 (m)		2,160	2,238
5.466% 2/1/37 (m)		3,093	3,227
5.485% 11/1/36 (m)		611	632
5.498% 6/1/47 (m)		372	386
5.5% 3/1/12 to 4/1/16		731	754
5.632% 4/1/36 (m)		2,112	2,207
5.664% 2/1/36 (m)		516	539
5.771% 3/1/36 (m)		4,105	4,315
5.804% 9/1/36 (m)		880	909
5.835% 6/1/35 (m)		1,869	1,952
5.864% 5/1/36 (m)		541	565
5.88% 12/1/36 (m)		796	836
5.987% 4/1/36 (m)		8,279	8,647
6% 5/1/12 to 1/1/26		7,221	7,688
6.117% 4/1/36 (m)		815	852
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
6.22% 3/1/37 (m)		$ 280	$ 294
6.248% 6/1/36 (m)		137	142
6.5% 12/1/12 to 9/1/32		3,730	3,994
7.5% 1/1/28		81	89
TOTAL FANNIE MAE			112,824
Freddie Mac - 1.3%
3.12% 6/1/33 (m)		638	648
3.741% 5/1/35 (m)		1,389	1,418
3.797% 12/1/33 (m)		1,276	1,306
3.927% 7/1/33 (m)		1,251	1,273
4% 5/1/19 to 11/1/20		4,141	4,240
4.143% 9/1/36 (m)		564	579
4.489% 7/1/35 (m)		895	908
4.5% 8/1/33		623	623
4.5% 4/1/35 (m)		1,754	1,822
4.774% 3/1/35 (m)		523	535
4.792% 2/1/36 (m)		202	209
4.859% 1/1/35 (m)		1,742	1,781
5.005% 4/1/35 (m)		1,912	1,973
5.007% 10/1/35 (m)		898	931
5.023% 4/1/35 (m)		103	107
5.088% 10/1/36 (m)		867	904
5.106% 7/1/35 (m)		548	565
5.251% 2/1/36 (m)		54	57
5.296% 9/1/35 (m)		507	523
5.474% 3/1/37 (m)		288	296
5.478% 4/1/37 (m)		306	317
5.486% 1/1/36 (m)		684	717
5.5% 8/1/14 to 2/1/19		12,122	12,775
5.599% 3/1/36 (m)		3,235	3,357
5.692% 10/1/35 (m)		237	248
5.693% 1/1/36 (m)		272	283
5.737% 5/1/37 (m)		599	624
5.744% 5/1/37 (m)		3,758	3,925
5.775% 5/1/37 (m)		2,148	2,239
5.78% 4/1/37 (m)		1,738	1,806
5.781% 3/1/37 (m)		1,564	1,598
5.815% 6/1/37 (m)		1,325	1,384
5.846% 5/1/37 (m)		280	291
5.952% 4/1/36 (m)		5,979	6,215
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
5.954% 6/1/37 (m)		$ 300	$ 314
6% 7/1/16 to 2/1/19		6,411	6,829
6.06% 6/1/36 (m)		1,053	1,100
6.092% 12/1/36 (m)		3,909	4,067
6.141% 2/1/37 (m)		637	669
6.142% 12/1/36 (m)		1,125	1,180
6.207% 8/1/36 (m)		3,889	4,065
6.22% 7/1/36 (m)		593	620
6.291% 1/1/37 (m)		1,234	1,286
6.419% 6/1/37 (m)		167	175
6.5% 10/1/10 to 3/1/22		5,933	6,333
6.651% 8/1/37 (m)		1,103	1,159
7.347% 4/1/37 (m)		78	82
8.5% 3/1/20		7	7
TOTAL FREDDIE MAC			84,363
Government National Mortgage Association - 0.0%
6.5% 4/15/26 to 5/15/26		32	35
7% 9/15/25 to 8/15/31		60	65
7.5% 2/15/22 to 8/15/28		107	117
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $190,791)			197,429
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 1.739% 5/25/16 (m)	EUR	465	277
Series 2007-1:
Class B, 1.476% 3/25/17 (m)	EUR	1,009	368
Class C, 1.656% 3/25/17 (m)	EUR	734	226
Auto ABS Compartiment Series 2006-1 Class B, 1.656% 7/25/17 (m)	EUR	1,000	886
Clock Finance BV Series 2007-1:
Class B2, 1.479% 2/25/15 (m)	EUR	700	466
Class C2, 1.759% 2/25/15 (m)	EUR	400	241
Geldilux Ltd. Series 2007-TS Class C, 1.966% 9/8/14 (m)	EUR	400	352
Asset-Backed Securities - continued
		Principal Amount (000s) (e)	Value (000s)
GLS Ltd. Series 2006-1 Class C, 1.935% 7/15/14 (m)	EUR	500	$ 663
Lambda Finance BV Series 2005-1X Class C1, 1.9769% 11/15/29 (m)	GBP	500	458
Leek Finance PLC:
Series 17X Class A2A, 0.7488% 12/21/37 (m)	GBP	202	264
Series 18X Class BC, 1.635% 9/21/38 (m)	EUR	600	52
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.684% 1/30/40 (m)	EUR	400	488
Class D, 1.884% 1/30/40 (m)	EUR	550	647
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.684% 1/30/40 (m)	EUR	550	671
Class C, 1.884% 1/30/40 (m)	EUR	450	538
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.951% 3/10/17 (m)	EUR	1,000	232
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		503	523
Stichting Mars Series 2006 Class C, 1.576% 8/28/14 (m)	EUR	1,000	882
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	65
Volkswagen Car Lease Series 9 Class B, 1.078% 4/21/12 (Reg. S) (m)	EUR	125	166
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 2.375% 10/25/45 (m)	GBP	526	69
TOTAL ASSET-BACKED SECURITIES (Cost $15,912)			8,534
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.536% 2/17/52 (m)	EUR	800	783
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 1.875% 4/12/56 (m)	EUR	577	349
EPIC PLC Series BROD Class D, 1.885% 1/22/16 (m)	EUR	291	82
RMAC PLC Series 2005-NS4X Class M2A, 1.7831% 12/12/43 (m)	GBP	1,443	586
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 1.5231% 6/12/44 (m)	GBP	1,250	563
Shield BV Series 1 Class C, 1.8% 1/20/14 (m)	EUR	1,500	1,683
TOTAL PRIVATE SPONSOR			4,046
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - 1.2%
Fannie Mae floater Series 2007-95 Class A1, 0.5638% 8/27/36 (m)		$ 5,481	$ 5,064
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,113	1,175
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,998
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,929
Series 2002-9 Class PC, 6% 3/25/17		170	181
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,516
Series 2003-70 Class BJ, 5% 7/25/33		890	859
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,303
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,023
Series 2004-81:
Class KC, 4.5% 4/25/17		1,343	1,389
Class KD, 4.5% 7/25/18		3,035	3,178
Series 2005-52 Class PB, 6.5% 12/25/34		2,708	2,898
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		594	626
Series 2004-95 Class AN, 5.5% 1/25/25		1,657	1,752
Series 2005-117, Class JN, 4.5% 1/25/36		808	743
Series 2005-29 Class KA, 4.5% 2/25/35		2,285	2,353
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,651
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		335	357
Series 2115 Class PE, 6% 1/15/14		110	117
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8194% 1/15/30 (m)		3,352	3,361
Series 2630 Class FL, 0.8194% 6/15/18 (m)		104	105
Series 2861 Class GF, 0.6194% 1/15/21 (m)		1,421	1,422
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		637	669
Series 2381 Class OG, 5.5% 11/15/16		496	522
Series 2425 Class JH, 6% 3/15/17		862	916
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,695
Series 2695 Class DG, 4% 10/15/18		3,865	3,874
Series 2831 Class PB, 5% 7/15/19		3,990	4,155
Series 2866 Class XE, 4% 12/15/18		4,450	4,555
Series 2996 Class MK, 5.5% 6/15/35		690	722
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 889	$ 935
Series 2467 Class NB, 5% 7/15/17		1,610	1,697
Series 2570 Class CU, 4.5% 7/15/17		226	234
Series 2572 Class HK, 4% 2/15/17		300	307
Series 2617 Class GW, 3.5% 6/15/16		71	71
Series 2627:
Class BG, 3.25% 6/15/17		155	157
Class KP, 2.87% 12/15/16		148	149
Series 2860 Class CP, 4% 10/15/17		254	259
Series 2564 Class BQ, 5.5% 10/15/17		2,043	2,160
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,211
Series 2863 Class DB, 4% 9/15/14		222	226
Series 2975 Class NA, 5% 7/15/23		419	424
TOTAL U.S. GOVERNMENT AGENCY			73,938
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,752)			77,984
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1 Class C, 2.0244% 1/15/17 (m)	GBP	700	242
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.6506% 10/22/37 (m)	GBP	1,000	494
European Property Capital 4 PLC Class C, 1.7881% 7/20/14 (Reg. S) (m)	GBP	297	346
German Residential Asset Note Distributor PLC Series 1 Class A, 1.65% 7/20/16 (m)	EUR	1,274	1,273
JLOC 36 LLC Reg. S:
Class A1, 0.7963% 2/16/16 (m)	JPY	70,170	699
Class B, 0.9663% 2/16/16 (m)	JPY	73,970	700
JLOC 37 LLC (Reg. S) Series X Class B1, 0.9544% 1/15/15 (m)	JPY	73,799	693
London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (m)	GBP	650	838
Opera Finance (CMH) PLC Class B, 1.4313% 1/15/15 (m)	EUR	1,100	617
Opera Finance (LAKESIDE) PLC 1.7019% 7/31/13 (m)	GBP	960	1,349
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Paris Prime Community Real Estate Series 2006-1 Class B, 1.655% 4/22/14 (i)(m)	EUR	721	$ 657
Real Estate Capital Foundation Ltd. Series 3 Class A, 1.3313% 7/15/16 (m)	GBP	1,708	1,935
Rivoli Pan Europe PLC Series 2006-1 Class B 1.645% 8/3/18 (m)	EUR	650	486
Silver Maple Investment Co. Ltd. Class 2A, 1.544% 4/30/14 (m)	EUR	700	838
Skyline BV Series 2007-1 Class D, 2.215% 7/22/43 (m)	EUR	1,100	637
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,979)			11,804
Foreign Government and Government Agency Obligations - 19.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		12,613	6,496
par 2.5% 12/31/38 (g)		7,920	2,039
7% 3/28/11		109,625	76,512
7% 9/12/13		74,525	41,386
19.9757% to 28.8766% 8/3/09		11,587	11,345
Austrian Republic 5% 12/20/24 (i)	CAD	2,000	1,632
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		1,000,000	0*
value recovery B rights 1/2/21 (o)		750,000	0*
Brazilian Federative Republic:
6% 9/15/13		1,275	1,272
8.25% 1/20/34		3,925	4,710
8.75% 2/4/25		3,540	4,354
10% 1/1/12	BRL	3,416	1,696
12.25% 3/6/30		4,825	7,841
12.75% 1/15/20		1,380	2,084
Canadian Government:
3% 6/1/14	CAD	79,000	69,567
4% 6/1/16	CAD	58,800	54,015
5% 6/1/37	CAD	26,400	27,097
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		643	368
warrants 11/15/20 (a)(o)		2,750	289
Colombian Republic 7.375% 9/18/37		5,125	5,228
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (i)		5,465	5,082
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Dominican Republic:
2.125% 8/30/24 (m)		$ 4,323	$ 2,853
9.04% 1/23/18 (i)		9,651	8,589
9.5% 9/27/11 (Reg. S)		9,810	9,712
Ecuador Republic 5% 2/28/25		1,580	837
El Salvador Republic:
7.65% 6/15/35		3,285	2,759
7.75% 1/24/23 (Reg. S)		1,900	1,872
8.25% 4/10/32 (Reg. S)		1,435	1,304
8.5% 7/25/11 (Reg. S)		1,845	1,887
Gabonese Republic 8.2% 12/12/17 (i)		15,100	13,250
Georgia Republic 7.5% 4/15/13		5,060	4,276
German Federal Republic:
4.25% 7/4/14	EUR	28,023	42,398
4.75% 7/4/40	EUR	24,950	38,300
5.5% 1/4/31	EUR	17,400	28,315
Ghana Republic 8.5% 10/4/17 (i)		8,950	7,406
Greek Government:
4.6% 9/20/40	EUR	17,900	20,771
5.5% 8/20/14	EUR	11,050	16,710
6% 7/19/19	EUR	5,000	7,506
Indonesian Republic:
6.625% 2/17/37 (i)		4,100	3,362
6.875% 3/9/17 (i)		2,845	2,760
6.875% 1/17/18 (i)		5,535	5,341
7.25% 4/20/15 (i)		2,985	3,015
7.75% 1/17/38 (i)		5,560	5,115
8.5% 10/12/35 (Reg. S)		4,990	5,065
11.625% 3/4/19 (i)		4,330	5,477
Irish Republic 5.9% 10/18/19	EUR	16,000	22,721
Islamic Republic of Pakistan 7.125% 3/31/16 (i)		9,515	6,470
Italian Republic:
3.5% 6/1/14	EUR	46,250	65,628
5% 8/1/39	EUR	15,550	20,830
Japan Government:
0.4% 5/15/11	JPY	2,350,000	24,448
0.6% 4/15/10	JPY	1,300,000	13,540
1.5% 9/20/18	JPY	1,190,000	12,599
1.7% 12/20/16	JPY	6,850,000	74,599
2.5% 9/20/37	JPY	1,525,000	16,883
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,260	4,494
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Lebanese Republic: - continued
9% 5/2/14		$ 2,780	$ 2,919
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (m)		3,690	3,579
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (i)		2,160	2,295
Peruvian Republic 3% 3/7/27 (g)		900	747
Philippine Republic:
9.5% 2/2/30		1,540	1,890
10.625% 3/16/25		1,465	1,919
Republic of Fiji 6.875% 9/13/11		5,010	4,259
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,300	3,366
Republic of Serbia 3.75% 11/1/24 (g)(i)		18,105	15,887
Russian Federation:
7.5% 3/31/30 (Reg. S)		72,480	71,393
12.75% 6/24/28 (Reg. S)		7,455	10,698
Turkish Republic:
6.75% 4/3/18		5,860	5,816
6.875% 3/17/36		11,960	11,093
7% 9/26/16		3,865	3,952
7.25% 3/5/38		6,850	6,576
7.375% 2/5/25		13,680	13,783
UK Treasury GILT:
2.25% 3/7/14	GBP	26,500	41,896
4.25% 12/7/55	GBP	8,895	14,369
4.5% 3/7/19	GBP	2,740	4,804
4.5% 9/7/34	GBP	21,800	36,216
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (m)		26,290	25,764
6.875% 3/4/11 (Reg. S)		6,265	5,357
Ukraine Government:
6.385% 6/26/12 (i)		6,515	5,017
6.75% 11/14/17 (i)		20,320	13,818
United Mexican States:
7.5% 4/8/33		1,770	1,918
8.3% 8/15/31		1,710	2,005
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	38,067	1,485
8% 11/18/22		6,062	6,365
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		3,260	62
2.1006% 4/20/11 (Reg. S) (m)		23,800	19,516
5.375% 8/7/10 (Reg. S)		4,925	4,617
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,450	$ 1,682
8.5% 10/8/14		10,500	7,481
9% 5/7/23 (Reg. S)		20,620	12,630
9.25% 9/15/27		15,820	10,718
9.375% 1/13/34		4,855	3,034
10.75% 9/19/13		32,378	26,712
13.625% 8/15/18		15,680	13,642
Vietnamese Socialist Republic:
4% 3/12/28 (g)		7,625	5,261
6.875% 1/15/16 (i)		2,565	2,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,284,911)			1,251,211
Supranational Obligations - 0.1%

European Investment Bank euro 3.5% 4/15/16 (Cost $3,121)	EUR	2,400	3,338
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(p)	113,725	0*
Remy International, Inc. (a)	40,800	184
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0*
TOTAL CONSUMER DISCRETIONARY		184
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	810,325	4,692
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(p)	546,000	3
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,300	$ 380
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	142
TOTAL COMMON STOCKS (Cost $17,197)		5,401
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	207
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (i)	1,046	455
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		455
TOTAL PREFERRED STOCKS (Cost $500)		662
Floating Rate Loans - 6.6%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. Tranche B1, term loan 1.875% 2/9/14 (m)	$ 2,360	2,100
Visteon Corp. term loan 4.426% 6/13/13 (d)(m)	20,095	8,239
		10,339
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.3113% 9/30/12 (m)	$ 132	$ 122
Tranche B, term loan 3.4454% 9/30/13 (m)	2,970	2,733
Ford Motor Co. term loan 3.5944% 12/15/13 (m)	21,747	15,929
		18,784
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (m)	4,150	3,115
ServiceMaster Co.:
term loan 2.8859% 7/24/14 (m)	6,410	5,128
Tranche DD, term loan 2.81% 7/24/14 (m)	616	493
Thomson Learning, Inc. term loan 2.81% 7/5/14 (m)	12,901	10,708
		19,444
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4577% 2/16/14 (m)	141	82
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (m)	147	103
Tranche B, term loan 2.06% 5/23/14 (m)	728	510
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8794% 6/14/13 (m)	41	29
term loan 2.625% 6/14/14 (m)	449	321
Six Flags, Inc. Tranche B, term loan 3.3655% 4/30/15 (m)	14,543	13,816
		14,861
Media - 0.8%
Advanstar, Inc. Tranche 2LN, term loan 5.5975% 11/30/14 (m)	380	19
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (m)	18,792	16,631
Discovery Communications, Inc. term loan 2.5975% 5/14/14 (m)	1,029	967
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.66% 6/12/14 (m)	14,053	9,837
Tranche 2LN, term loan 11.75% 12/12/14 (m)	28,842	4,326
Idearc, Inc. term loan 3.4179% 11/17/14 (d)(m)	3,747	1,574
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (m)	25,720	19,097
		52,451
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.56% 5/28/13 (m)	$ 6,791	$ 5,297
Michaels Stores, Inc. term loan 2.6762% 10/31/13 (m)	23,133	18,160
Toys 'R' US, Inc. term loan 3.32% 12/8/09 (m)	1,554	1,527
		24,984
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. term loan 4.8419% 3/5/14 (m)	1,650	1,551
Levi Strauss & Co. term loan 2.5681% 4/4/14 (m)	1,580	1,304
		2,855
TOTAL CONSUMER DISCRETIONARY		143,718
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 1.875% 6/5/13 (m)	935	888
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0668% 6/4/14 (m)	2,666	2,106
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (m)	6,752	6,026
4.4613% 3/30/13 (m)	143	128
		6,154
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.5243% 1/15/12 (m)	4,769	4,328
TOTAL CONSUMER STAPLES		13,476
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.4717% 1/12/14 (m)	432	415
Helix Energy Solutions Group, Inc. term loan 2.8566% 7/1/13 (m)	684	634
		1,049
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (m)	$ 213	$ 190
Tranche D, term loan 8.75% 12/28/13 (m)	1,709	1,529
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (m)	405	308
		2,027
TOTAL ENERGY		3,076
FINANCIALS - 0.5%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.32% 8/3/12 (m)	15,324	14,404
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9575% 1/29/16 (m)	8,645	5,101
MGM Holdings II, Inc. Tranche B, term loan 3.56% 4/8/12 (m)	2,235	1,229
		6,330
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (m)	1,943	1,399
Tranche B, term loan 4.1769% 10/10/13 (m)	7,217	5,196
Tranche DD, term loan 4.1586% 10/10/13 (m)	6,982	5,027
		11,622
TOTAL FINANCIALS		32,356
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.3475% 2/28/14 (m)	881	777
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.56% 4/10/14 (m)	2,064	1,698
TOTAL HEALTH CARE		2,475
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.3794% 2/21/13 (m)	$ 83	$ 61
Tranche 2LN, term loan 10.6294% 2/21/14 (m)	140	56
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.06% 3/28/14 (m)	70	48
		165
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (m)	10,317	7,119
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (m)	7,181	6,786
United Air Lines, Inc. Tranche B, term loan 2.3309% 2/1/14 (m)	12,615	7,285
		21,190
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (m)	650	384
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 4.057% 12/3/14 (m)	3,462	2,614
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (m)	53	50
Dresser, Inc.:
Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (m)	4,050	2,876
Tranche B 1LN, term loan 3.1044% 5/4/14 (m)	524	473
Navistar International Corp.:
term loan 3.56% 1/19/12 (m)	4,026	3,472
Credit-Linked Deposit 3.5773% 1/19/12 (m)	1,464	1,263
		8,134
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (m)	15,120	11,227
Trading Companies & Distributors - 0.1%
Neff Corp. Tranche 2LN, term loan 3.8213% 11/30/14 (m)	810	146
VWR Funding, Inc. term loan 2.81% 6/29/14 (m)	6,140	5,403
		5,549
TOTAL INDUSTRIALS		49,263
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Flextronics International Ltd.:
Tranche B A2, term loan 2.56% 10/1/14 (m)	$ 2,556	$ 2,109
Tranche B A3, term loan 2.56% 10/1/14 (m)	2,983	2,461
Tranche B-A, term loan 3.0366% 10/1/14 (m)	5,167	4,263
Tranche B-A1, term loan 3.3813% 10/1/14 (m)	1,485	1,225
Tranche B-B, term loan 3.4575% 10/1/12 (m)	3,324	2,908
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8206% 10/10/14 (m)	27,886	19,939
Tranche B2, term loan 3.8206% 10/10/14 (m)	25,410	18,168
Tranche B3, term loan 3.8206% 10/10/14 (m)	24,009	17,166
		68,239
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.3175% 3/20/13 (m)	3,550	3,382
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan:
2.07% 12/1/13 (m)	19,290	14,082
12.5% 12/15/14	4,708	4,096
		18,178
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (m)	12,082	10,934
Tranche 2LN, term loan 7.0975% 6/11/15 (m)	1,790	1,360
Open Solutions, Inc. term loan 3.225% 1/23/14 (m)	235	145
		12,439
TOTAL INFORMATION TECHNOLOGY		102,238
MATERIALS - 0.7%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (m)(q)	8,635	8,894
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (m)	12,622	9,593
		18,487
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3213% 4/3/15 (m)	$ 10,268	$ 8,702
Smurfit-Stone Container Enterprises, Inc. term loan 2.7377% 11/11/11 (m)	5,764	5,231
		13,933
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 2/12/10 (m)(q)	1,162	1,069
Tranche B 1LN, term loan:
4.25% 12/19/13 (d)(m)	633	38
12.5% 12/19/13 (m)	1,287	424
Tranche C 1LN, term loan 4.25% 12/19/13 (m)	883	459
Novelis Corp. term loan 2.444% 7/6/14 (m)	4,410	3,881
Walter Energy, Inc. term loan 2.5905% 10/3/12 (m)	61	56
		5,927
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (m)	7,260	4,901
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (m)	1,434	387
		5,288
TOTAL MATERIALS		43,635
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 8.3569% 12/21/11 pay-in-kind (m)	8,385	8,287
Tranche 2, term loan 7.9913% 3/21/15 (m)	2,840	2,684
Tranche B, term loan 3.9913% 5/26/13 (m)	1,280	1,184
Tranche C, term loan 4.9913% 5/26/14 (m)	1,280	1,184
		13,339
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (m)	$ 17,225	$ 14,125
TOTAL TELECOMMUNICATION SERVICES		27,464
TOTAL FLOATING RATE LOANS (Cost $400,748)		417,701
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (m) (Cost $3,937)	5,645	3,895
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $379,475)	4,492,783	377,843
Preferred Securities - 0.6%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 15,975	15,229
Net Servicos de Comunicacao SA 9.25% (i)		10,970	9,638
			24,867
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%		15,430	13,971
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (m)	JPY	150,000	1,542
TOTAL PREFERRED SECURITIES (Cost $43,157)			40,380
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.40% (b) (Cost $213,088)	213,088,119	$ 213,088
Other - 0.0%
Principal Amount (000s) (e)
Delta Air Lines ALPA Claim (a) (Cost $63)	$ 8,380	42
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.02%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) #	77,828	77,828
0.08%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) # (c)	138,668	138,668
TOTAL CASH EQUIVALENTS (Cost $216,496)		216,496
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,707,942)		6,408,647
NET OTHER ASSETS - (1.4)%		(89,758)
NET ASSETS - 100%		$ 6,318,889
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	(627)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	512
		$ 20,000	$ (115)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security or a portion of the security is on loan at period end.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $606,100,000 or 9.6% of net assets.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $101,942,000 or 1.6% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) A portion of the security is subject to a forward commitment to sell.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Quantity represents share amount.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,575,000 and $3,605,000 respectively.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$77,828,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 43,299
Banc of America Securities LLC	7,552
Barclays Capital, Inc.	23,031
Deutsche Bank Securities, Inc.	3,946
$ 77,828
$138,668,000 due 7/01/09 at 0.08%
J.P. Morgan Securities, Inc.	$ 118,538
Merrill Lynch Government Securities, Inc.	20,130
$ 138,668
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,304
Fidelity Floating Rate Central Fund	8,219
Total	$ 9,523
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 167,148	$ 136,591	$ 5,001	$ 377,843	13.9%
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184	$ 184	$ -	$ -
Financials	455	-	455	-
Industrials	4,692	4,692	-	-
Information Technology	3	-	3	-
Materials	587	380	207	-
Telecommunication Services	-	-	-	-
Utilities	142	142	-	-
Asset-Backed Securities	8,534	-	4,085	4,449
Cash Equivalents	216,496	-	216,496	-
Collateralized Mortgage Obligations	77,984	-	72,838	5,146
Commercial Mortgage Securities	11,804	-	10,730	1,074
Corporate Bonds	2,203,547	-	2,201,112	2,435
Fixed-Income Funds	377,843	377,843	-	-
Floating Rate Loans	417,701	-	413,375	4,326
Foreign Government and Government Agency Obligations	1,251,211	-	1,250,922	289
Money Market Funds	213,088	213,088	-	-
Other	42	-	-	42
Preferred Securities	40,380	-	40,380	-
Sovereign Loan Participations	3,895	-	3,895	-
Supranational Obligations	3,338	-	3,338	-
U.S. Government Agency - Mortgage Securities	197,429	-	197,429	-
U.S. Government and Government Agency Obligations	1,379,292	-	1,379,292	-
Total Investments in Securities:	$ 6,408,647	$ 596,329	$ 5,794,557	$ 17,761
Valuation Inputs at Reporting Date - continued
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 512	$ -	$ 512	$ -
Liabilities
Swap Agreements	$ (627)	$ -	$ (627)	$ -
Total Derivative Instruments:	$ (115)	$ -	$ (115)	$ -
Other Financial Instruments:
Forward Commitments	$ (95)	$ -	$ (95)	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities:
Beginning Balance	$ 44,183
Total Realized Gain (Loss)	3,009
Total Unrealized Gain (Loss)	(11,916)
Cost of Purchases	909
Proceeds of Sales	(33,149)
Amortization/Accretion	287
Transfer in/out of Level 3	14,438
Ending Balance	$ 17,761
Total unrealized gain (loss) on investments held at June 30, 2009	$ (8,658)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 512	$ (627)
Total Value of Derivatives	$ 512	$ (627)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.3%
Canada	3.2%
United Kingdom	2.7%
Argentina	2.6%
Japan	2.3%
Bermuda	2.3%
Venezuela	2.2%
Germany	2.1%
Italy	1.6%
Netherlands	1.5%
Russia	1.5%
Luxembourg	1.4%
Others (individually less than 1%)	9.3%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $48,738,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $44,014,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $136,373 and repurchase agreements of $216,496) - See accompanying schedule: Unaffiliated issuers (cost $6,115,379)	$ 5,817,716
Fidelity Central Funds (cost $592,563)	590,931
Total Investments (cost $6,707,942)		$ 6,408,647
Commitment to sell securities on a delayed delivery basis	(13,880)
Receivable for securities sold on a delayed delivery basis	13,785	(95)
Cash		6,582
Foreign currency held at value (cost $426)		426
Receivable for investments sold Regular delivery		87,440
Delayed delivery		9,054
Receivable for fund shares sold		15,514
Dividends receivable		2
Interest receivable		83,809
Distributions receivable from Fidelity Central Funds		1,537
Unrealized appreciation on swap agreements		512
Prepaid expenses		27
Other receivables		40
Total assets		6,613,495

Liabilities
Payable for investments purchased Regular delivery	$ 112,089
Delayed delivery	23,407
Payable for fund shares redeemed	10,544
Distributions payable	3,347
Unrealized depreciation on swap agreements	627
Accrued management fee	2,938
Distribution fees payable	1,884
Other affiliated payables	904
Other payables and accrued expenses	198
Collateral on securities loaned, at value	138,668
Total liabilities		294,606

Net Assets		$ 6,318,889
Net Assets consist of:
Paid in capital		$ 6,622,865
Undistributed net investment income		57,083
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,642)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(299,417)
Net Assets		$ 6,318,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,676,895 ÷ 243,203 shares)	$ 11.01

Maximum offering price per share (100/96.00 of $11.01)	$ 11.47
Class T: Net Asset Value and redemption price per share ($1,454,806 ÷ 132,226 shares)	$ 11.00

Maximum offering price per share (100/96.00 of $11.00)	$ 11.46
Class B: Net Asset Value and offering price per share ($299,311 ÷ 27,128 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($1,005,127 ÷ 91,488 shares)A	$ 10.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($882,750 ÷ 79,435 shares)	$ 11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,017
Interest		206,191
Income from Fidelity Central Funds		9,523
Total income		217,731

Expenses
Management fee	$ 16,022
Transfer agent fees	4,578
Distribution fees	10,175
Accounting and security lending fees	696
Custodian fees and expenses	167
Independent trustees' compensation	10
Registration fees	142
Audit	63
Legal	30
Miscellaneous	57
Total expenses before reductions	31,940
Expense reductions	(5)	31,935
Net investment income		185,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,227
Fidelity Central Funds	938
Foreign currency transactions	(385)
Futures contracts	344
Swap agreements	880
Total net realized gain (loss)		50,004
Change in net unrealized appreciation (depreciation) on: Investment securities	591,965
Assets and liabilities in foreign currencies	(36)
Futures contracts	(369)
Swap agreements	2,526
Delayed delivery commitments	765
Total change in net unrealized appreciation (depreciation)		594,851
Net gain (loss)		644,855
Net increase (decrease) in net assets resulting from operations		$ 830,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 185,796	$ 326,344
Net realized gain (loss)	50,004	(130,150)
Change in net unrealized appreciation (depreciation)	594,851	(915,771)
Net increase (decrease) in net assets resulting from operations	830,651	(719,577)
Distributions to shareholders from net investment income	(145,202)	(299,025)
Distributions to shareholders from net realized gain	-	(37,399)
Total distributions	(145,202)	(336,424)
Share transactions - net increase (decrease)	305,416	379,487
Total increase (decrease) in net assets	990,865	(676,514)

Net Assets
Beginning of period	5,328,024	6,004,538
End of period (including undistributed net investment income of $57,083 and undistributed net investment income of $16,489, respectively)	$ 6,318,889	$ 5,328,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Income from Investment Operations
Net investment income E	.341	.600	.616	.600	.571	.600
Net realized and unrealized gain (loss)	1.168	(1.826)	(.019)	.248	(.255)	.445
Total from investment operations	1.509	(1.226)	.597	.848	.316	1.045
Distributions from net investment income	(.269)	(.554)	(.607)	(.583)	(.551)	(.575)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.269)	(.624)	(.737)	(.628)	(.706)	(.745)
Net asset value, end of period	$ 11.01	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Total Return B, C, D	15.69%	(10.98)%	5.22%	7.54%	2.75%	9.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of all reductions	1.03% A	1.02%	1.01%	.97%	.99%	1.00%
Net investment income	6.78% A	5.49%	5.27%	5.18%	4.92%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,677	$ 2,174	$ 1,931	$ 954	$ 647	$ 372
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Income from Investment Operations
Net investment income E	.341	.607	.620	.594	.564	.593
Net realized and unrealized gain (loss)	1.158	(1.832)	(.021)	.248	(.245)	.443
Total from investment operations	1.499	(1.225)	.599	.842	.319	1.036
Distributions from net investment income	(.269)	(.555)	(.609)	(.577)	(.544)	(.566)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.269)	(.625)	(.739)	(.622)	(.699)	(.736)
Net asset value, end of period	$ 11.00	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Total Return B, C, D	15.58%	(10.97)%	5.24%	7.49%	2.77%	9.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of fee waivers, if any	1.03% A	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of all reductions	1.03% A	1.01%	.99%	1.02%	1.05%	1.07%
Net investment income	6.78% A	5.50%	5.29%	5.13%	4.86%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,455	$ 1,337	$ 1,983	$ 2,049	$ 1,427	$ 808
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Income from Investment Operations
Net investment income E	.305	.525	.533	.511	.486	.513
Net realized and unrealized gain (loss)	1.157	(1.831)	(.022)	.247	(.249)	.441
Total from investment operations	1.462	(1.306)	.511	.758	.237	.954
Distributions from net investment income	(.232)	(.474)	(.521)	(.493)	(.462)	(.484)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.232)	(.544)	(.651)	(.538)	(.617)	(.654)
Net asset value, end of period	$ 11.03	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Total Return B, C, D	15.13%	(11.60)%	4.44%	6.70%	2.06%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.76%	1.74%	1.76%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.75%	1.75%	1.78%
Expenses net of all reductions	1.75% A	1.75%	1.74%	1.75%	1.75%	1.78%
Net investment income	6.06% A	4.76%	4.54%	4.40%	4.16%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 299	$ 267	$ 335	$ 342	$ 342	$ 319
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Income from Investment Operations
Net investment income E	.303	.517	.526	.503	.475	.505
Net realized and unrealized gain (loss)	1.158	(1.817)	(.020)	.238	(.246)	.444
Total from investment operations	1.461	(1.300)	.506	.741	.229	.949
Distributions from net investment income	(.231)	(.470)	(.516)	(.486)	(.454)	(.479)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.231)	(.540)	(.646)	(.531)	(.609)	(.649)
Net asset value, end of period	$ 10.99	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Total Return B, C, D	15.17%	(11.59)%	4.42%	6.57%	1.99%	8.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of all reductions	1.78% A	1.79%	1.78%	1.81%	1.82%	1.82%
Net investment income	6.03% A	4.72%	4.50%	4.34%	4.09%	4.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,005	$ 800	$ 866	$ 683	$ 540	$ 405
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Income from Investment Operations
Net investment income D	.356	.635	.652	.627	.599	.627
Net realized and unrealized gain (loss)	1.164	(1.835)	(.027)	.252	(.262)	.449
Total from investment operations	1.520	(1.200)	.625	.879	.337	1.076
Distributions from net investment income	(.280)	(.580)	(.635)	(.604)	(.572)	(.596)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.280)	(.650)	(.765)	(.649)	(.727)	(.766)
Net asset value, end of period	$ 11.11	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Total Return B, C	15.66%	(10.67)%	5.42%	7.76%	2.91%	9.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.78%	.77%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.77%	.79%	.81%	.81%
Expenses net of all reductions	.79% A	.78%	.76%	.79%	.80%	.81%
Net investment income	7.01% A	5.73%	5.52%	5.36%	5.10%	5.38%
Supplemental Data
Net assets, end of period (in millions)	$ 883	$ 750	$ 889	$ 655	$ 520	$ 424
Portfolio turnover rate F	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments ,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 340,667
Unrealized depreciation	(592,205)
Net unrealized appreciation (depreciation)	$ (251,538)
Cost for federal income tax purposes	$ 6,660,185

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	344	(369)
Swap Agreements	880	2,526
Total Interest Rate Risk	1,224	2,157
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,224	$ 2,157

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $344 for futures contracts and $880 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(369) for futures contracts and $2,526 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,671,516 and $4,032,324, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,918	$ 106
Class T	0%	.25%	1,688	10
Class B	.65%	.25%	1,237	898
Class C	.75%	.25%	4,332	902
			$ 10,175	$ 1,916

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 178
Class T	53
Class B*	311
Class C*	75
$ 617

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,831.16
Class T	1,059.16
Class B	312.23
Class C	671.16
Institutional Class	705.18
	$ 4,578

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement

Semiannual Report

9. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $69.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 3

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 61,721	$ 114,810
Class T	35,764	85,638
Class B	6,269	13,635
Class C	19,678	38,561
Institutional Class	21,770	46,381
Total	$ 145,202	$ 299,025
From net realized gain
Class A	$ -	$ 12,777
Class T	-	11,501
Class B	-	2,042
Class C	-	5,537
Institutional Class	-	5,542
Total	$ -	$ 37,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	48,674	114,758	$ 496,671	$ 1,278,238
Reinvestment of distributions	5,464	10,676	55,877	115,815
Shares redeemed	(33,342)	(69,203)	(336,014)	(740,023)
Net increase (decrease)	20,796	56,231	$ 216,534	$ 654,030
Class T
Shares sold	14,998	27,141	$ 152,123	$ 300,576
Reinvestment of distributions	3,216	8,275	32,829	90,618
Shares redeemed	(22,861)	(69,215)	(229,881)	(756,721)
Net increase (decrease)	(4,647)	(33,799)	$ (44,929)	$ (365,527)
Class B
Shares sold	3,775	6,688	$ 38,416	$ 74,372
Reinvestment of distributions	461	1,092	4,720	11,949
Shares redeemed	(4,320)	(9,318)	(43,687)	(100,959)
Net increase (decrease)	(84)	(1,538)	$ (551)	$ (14,638)
Class C
Shares sold	18,503	30,031	$ 189,074	$ 331,769
Reinvestment of distributions	1,413	2,962	14,421	32,228
Shares redeemed	(10,454)	(25,621)	(104,250)	(273,311)
Net increase (decrease)	9,462	7,372	$ 99,245	$ 90,686
Institutional Class
Shares sold	18,778	32,078	$ 192,974	$ 359,394
Reinvestment of distributions	1,513	3,394	15,620	37,416
Shares redeemed	(16,861)	(35,310)	(173,477)	(381,874)
Net increase (decrease)	3,430	162	$ 35,117	$ 14,936

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

13. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SI-USAN-0809
1.787775.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.03%
Actual		$ 1,000.00	$ 1,156.90	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.03%
Actual		$ 1,000.00	$ 1,155.80	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.16
Class B	1.75%
Actual		$ 1,000.00	$ 1,151.30	$ 9.33
Hypothetical A		$ 1,000.00	$ 1,016.12	$ 8.75
Class C	1.78%
Actual		$ 1,000.00	$ 1,151.70	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.97	$ 8.90
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,156.60	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	14.4
Fannie Mae	5.0	9.4
Freddie Mac	4.1	7.2
Canadian Government	2.4	2.7
Japan Government	2.3	2.5
	27.9
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.7	7.2
Telecommunication Services	6.9	5.4
Financials	6.7	3.4
Materials	5.1	3.0
Energy	4.5	3.5
Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Government and U.S. Government Agency Obligations†† 26.1%	U.S. Government and U.S. Government Agency Obligations 32.2%
AAA,AA,A 11.8%	AAA,AA,A 15.6%
BBB 4.3%	BBB 4.5%
BB 12.1%	BB 12.7%
B 21.9%	B 16.3%
CCC,CC,C 11.9%	CCC,CC,C 6.4%
D 1.4%	D 0.0%†
Not Rated 4.5%	Not Rated 1.0%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 11.1%
† Amount represents less than 0.1% †† Includes FDIC Guaranteed Corporate Securities

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Preferred Securities 0.6%		Preferred Securities 0.7%
	Corporate Bonds 35.2%		Corporate Bonds 25.8%
	U.S. Government and U.S. Government Agency Obligations†† 26.1%		U.S. Government and U.S. Government Agency Obligations 32.2%
	Foreign Government & Government Agency Obligations 19.8%		Foreign Government & Government Agency Obligations 22.7%
	Floating Rate Loans 11.9%		Floating Rate Loans 6.7%
	Stocks 0.1%		Stocks 0.2%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 11.1%
* Foreign investments	32.7%	** Foreign investments	32.8%
* Swaps	0.1%	** Futures and Swaps	2.6%
†† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.9%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 2,640	$ 1,998
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	5,153
TOTAL ENERGY			7,151
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp.:
0.75% 8/1/27		1,040	946
1.25% 2/15/27		890	682
			1,628
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,510	929
6% 5/1/15		6,045	2,834
ON Semiconductor Corp. 0% 4/15/24		450	429
Spansion, Inc. 2.25% 6/15/16 (d)(i)		4,115	19
			4,211
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		29,220	22,464
TOTAL CONVERTIBLE BONDS			35,454
Nonconvertible Bonds - 34.3%
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.3%
Affinia Group, Inc. 9% 11/30/14		2,950	2,065
Robert Bosch GmbH 3.75% 6/12/13	EUR	1,100	1,563
RSC Equipment Rental, Inc. 10% 7/15/17 (i)		2,610	2,607
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Tenneco, Inc.:
8.125% 11/15/15		$ 1,185	$ 936
8.625% 11/15/14		4,360	3,117
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	4,891
TRW Automotive, Inc.:
7% 3/15/14 (i)		335	241
7.25% 3/15/17 (i)		240	166
Visteon Corp. 7% 3/10/14 (d)		10,020	301
			15,887
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (d)		10,500	1,260
7.125% 7/15/13 (d)		2,720	326
7.2% 1/15/11 (d)		1,395	167
7.4% 9/1/25 (d)		5,950	714
7.7% 4/15/16 (d)		8,489	1,019
8.1% 6/15/24 (d)		2,775	326
8.25% 7/15/23 (d)		11,040	1,352
8.375% 7/15/33 (d)		11,475	1,463
8.8% 3/1/21 (d)		785	94
			6,721
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,542
Mac-Gray Corp. 7.625% 8/15/15		680	647
			3,189
Hotels, Restaurants & Leisure - 1.8%
Carrols Corp. 9% 1/15/13		4,095	3,839
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	2,768
8% 11/15/13		920	784
MGM Mirage, Inc.:
5.875% 2/27/14		6,920	4,498
6.625% 7/15/15		25,519	16,587
6.75% 9/1/12		6,220	4,354
6.75% 4/1/13		13,995	9,517
6.875% 4/1/16		4,440	2,864
7.5% 6/1/16		20,915	13,542
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17		$ 16,665	$ 10,749
8.5% 9/15/10		7,065	6,429
10.375% 5/15/14 (i)		2,750	2,915
11.125% 11/15/17 (i)		3,890	4,123
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,533	2,296
Scientific Games Corp. 6.25% 12/15/12		660	627
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)		1,540	909
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)		5,450	3,788
Six Flags, Inc.:
8.875% 2/1/10 (d)		8,225	1,110
9.625% 6/1/14 (d)		7,664	1,073
9.75% 4/15/13 (d)		1,255	151
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,355
Station Casinos, Inc.:
6% 4/1/12 (d)		9,620	3,271
6.5% 2/1/14 (d)		11,643	233
6.625% 3/15/18 (d)		11,970	239
6.875% 3/1/16 (d)		12,803	256
7.75% 8/15/16 (d)		14,415	4,901
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	1,631
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,900	2,726
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,858
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)		575	58
12.75% 1/15/13 (d)		1,070	21
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)		1,164	698
			115,170
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13		5,585	4,803
Sealy Mattress Co. 10.875% 4/15/16 (i)		1,700	1,785
			6,588
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	630
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 3.3%
AMC Entertainment, Inc. 11% 2/1/16		$ 2,610	$ 2,532
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		6,910	7,238
CanWest Media, Inc. 8% 9/15/12 (d)		860	249
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (d)		19,013	2,282
11% 10/1/15 (d)		310	36
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (d)		11,055	11,718
10.25% 9/15/10 (d)		9,385	9,901
10.25% 10/1/13 (d)		6,395	6,779
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (i)(m)		8,610	8,244
10.875% 9/15/14 (i)		11,090	11,534
Clear Channel Communications, Inc.:
4.9% 5/15/15		4,045	890
5.5% 9/15/14		3,445	758
5.5% 12/15/16		1,890	411
5.75% 1/15/13		3,145	771
6.25% 3/15/11		175	74
6.875% 6/15/18		2,725	593
10.75% 8/1/16		24,965	7,739
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	8,367
7% 10/1/13		9,095	8,663
7.125% 2/1/16		43,770	40,597
Haights Cross Communications, Inc. 12.5% 8/15/11 (g)		1,550	109
iesy Repository GmbH 10.375% 2/15/15 (i)		1,205	1,193
Interpublic Group of Companies, Inc. 10% 7/15/17 (i)		2,530	2,568
Lamar Media Corp. 6.625% 8/15/15		13,230	11,510
Liberty Media Corp. 8.5% 7/15/29		6,535	4,501
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (i)		850	553
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (f)		7,095	4,576
10% 8/1/14		3,620	3,439
11.5% 5/1/16 (i)		4,920	4,785
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14 (i)		$ 2,535	$ 2,516
Pearson Funding One PLC 6% 12/15/15	GBP	2,500	4,228
Rainbow National Services LLC:
8.75% 9/1/12 (i)		3,280	3,247
10.375% 9/1/14 (i)		9,075	9,257
Sun Media Corp. Canada 7.625% 2/15/13		635	413
The Reader's Digest Association, Inc. 9% 2/15/17		3,000	128
TL Acquisitions, Inc. 10.5% 1/15/15 (i)		22,595	18,076
Univision Communications, Inc. 12% 7/1/14 (i)		4,920	4,828
Videotron Ltd. 6.875% 1/15/14		550	514
			205,820
Multiline Retail - 0.2%
Matahari Finance BV 9.5% 10/6/09		4,120	4,120
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (g)		5,055	2,776
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	2,949
			9,845
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		1,700	1,352
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	1,249
10.375% 6/1/15 pay-in-kind (m)		3,939	1,660
Michaels Stores, Inc.:
0% 11/1/16 (f)		445	185
10% 11/1/14		18,490	15,532
11.375% 11/1/16		900	590
			20,568
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,601
9.75% 1/15/15		1,775	1,731
LVMH Moet Hennessy - Louis Vuitton 4.375% 5/12/14	EUR	750	1,072
			4,404
TOTAL CONSUMER DISCRETIONARY			388,822
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev NV 8.625% 1/30/17	EUR	1,650	$ 2,690
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		$ 150	123
16% 3/27/12 (i)		3,487	2,849
			5,662
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon et Compagnie 6.375% 4/4/13	EUR	550	811
Rite Aid Corp.:
7.5% 3/1/17		5,910	4,632
8.625% 3/1/15		835	555
9.375% 12/15/15		4,770	3,172
9.5% 6/15/17		5,710	3,754
10.375% 7/15/16		4,970	4,492
Tesco PLC 5.125% 2/24/15	EUR	900	1,317
			18,733
Food Products - 0.2%
Hines Nurseries, Inc. 10.25% 10/1/11 (d)		370	37
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (i)		5,200	4,862
Michael Foods, Inc. 8% 11/15/13		420	408
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	869
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	371
10.625% 4/1/17		1,015	858
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (g)		3,250	1,788
Smithfield Foods, Inc.:
7.75% 7/1/17		2,810	2,030
10% 7/15/14 (i)		3,000	2,970
Unilever PLC 4.75% 6/16/17	GBP	660	1,088
			15,281
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	248
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 470	$ 404
TOTAL CONSUMER STAPLES			40,328
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,151
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)		3,970	3,513
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,327
			8,991
Oil, Gas & Consumable Fuels - 3.9%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (i)		4,090	3,763
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	6,732
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,505
10.25% 6/1/14		2,220	2,220
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	3,000
8.875% 2/1/17		3,780	2,287
Chesapeake Energy Corp.:
6.5% 8/15/17		4,990	4,192
6.875% 11/15/20		7,030	5,659
7.625% 7/15/13		11,615	11,034
9.5% 2/15/15		5,630	5,672
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)		4,560	2,690
Denbury Resources, Inc. 9.75% 3/1/16		1,660	1,706
DONG Energy A/S 6.5% 5/7/19	EUR	900	1,331
Drummond Co., Inc. 7.375% 2/15/16 (i)		6,605	4,822
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,290
EXCO Resources, Inc. 7.25% 1/15/11		570	530
Forest Oil Corp. 8% 12/15/11		480	480
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	1,362
Harvest Operations Corp. 7.875% 10/15/11		1,170	983
InterNorth, Inc. 9.625% 3/16/06 (d)		935	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (i)		2,530	2,328
9.125% 7/2/18 (i)		2,835	2,537
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc.:
7.5% 4/15/13		$ 2,900	$ 2,639
8% 5/15/17		4,870	3,993
11.75% 6/30/16		4,955	4,955
Massey Energy Co. 6.875% 12/15/13		8,545	7,819
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	5,821
8.25% 12/15/14		1,360	891
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,132
Pemex Project Funding Master Trust:
5.5% 2/24/25 (i)	EUR	750	802
6.625% 6/15/35		2,870	2,564
Petrohawk Energy Corp.:
7.875% 6/1/15		12,745	11,789
9.125% 7/15/13		10,710	10,656
Petroleos de Venezuela SA:
5.25% 4/12/17		71,010	33,375
5.375% 4/12/27		13,570	5,360
Petroleum Development Corp. 12% 2/15/18		4,390	3,688
Plains Exploration & Production Co. 10% 3/1/16		10,150	10,404
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,196
Range Resources Corp. 7.375% 7/15/13		2,190	2,146
SandRidge Energy, Inc.:
8% 6/1/18 (i)		7,400	6,364
8.625% 4/1/15 pay-in-kind (m)		4,370	3,933
Ship Finance International Ltd. 8.5% 12/15/13		7,015	5,893
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,390
Southwestern Energy Co. 7.5% 2/1/18 (i)		2,460	2,374
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (i)		4,265	4,051
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	927
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	524
7.5% 4/1/17		7,600	7,951
7.625% 4/1/37		1,035	1,048
8% 2/1/16		1,160	1,218
8.375% 6/15/32		1,155	1,256
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		9,105	8,468
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 330	$ 345
8.875% 7/15/12		1,455	1,586
Venoco, Inc. 8.75% 12/15/11		3,260	2,958
W&T Offshore, Inc. 8.25% 6/15/14 (i)		5,300	4,081
YPF SA 10% 11/2/28		5,635	4,508
			243,229
TOTAL ENERGY			252,220
FINANCIALS - 5.9%
Capital Markets - 0.3%
3i Group PLC 1.46% 6/8/12 (m)	EUR	1,600	1,684
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (m)	EUR	2,600	3,203
Lloyds TSB Bank PLC 6.375% 6/17/16	EUR	1,300	1,843
Morgan Stanley 4% 11/17/15	EUR	1,300	1,586
Royal Bank of Scotland PLC 5.75% 5/21/14	EUR	1,550	2,216
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (m)	EUR	2,000	2,448
UBS AG London Branch 5.625% 5/19/14	EUR	1,100	1,588
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,400
			15,968
Commercial Banks - 2.0%
Banco Santander SA 3.875% 5/27/14	EUR	2,200	3,090
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (m)	EUR	1,150	1,561
Barclays Bank PLC 10% 5/21/21	GBP	1,070	2,072
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	4,600	6,468
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (m)	EUR	350	252
Caja Madrid SA 1.685% 10/17/16 (m)	EUR	1,500	1,431
Credit Agricole SA 5.875% 6/11/19	EUR	950	1,362
Credit Commercial de France 4.875% 1/15/14	EUR	1,300	1,891
Development Bank of Philippines 8.375% (m)		6,055	5,692
DnB NOR Bank ASA:
0.6693% 8/11/09 (m)	CAD	1,500	1,290
4.5% 5/29/14	EUR	1,600	2,227
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 25,160	$ 19,373
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		10,155	9,647
Export-Import Bank of India 1.0075% 6/7/12 (m)	JPY	320,000	2,990
HBOS Treasury Services PLC 0.8414% 1/19/10 (m)	CAD	1,500	1,281
HSBC Holdings PLC 6% 6/10/19	EUR	2,000	2,806
HSBK (Europe) B.V. 9.25% 10/16/13 (i)		13,110	9,964
Hypo Real Estate International Trust I 5.864% (m)	EUR	50	7
ING Bank NV 4.75% 5/27/19	EUR	4,400	6,234
JPMorgan Chase Bank 4.375% 11/30/21 (m)	EUR	3,050	3,617
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		5,715	5,486
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,938
National Australia Bank Ltd. 5.375% 12/8/14	GBP	850	1,383
Natixis SA:
1.656% 1/26/17 (m)	EUR	1,100	1,003
6.307% (m)	EUR	950	487
Nordea Bank AB 4.5% 5/12/14	EUR	800	1,140
Rabobank Nederland 5.875% 5/20/19	EUR	5,050	7,407
Resona Bank Ltd. 4.125% (m)	EUR	800	786
RSHB Capital SA 9% 6/11/14 (i)		2,335	2,370
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,718
Societe Generale SCF 4% 7/7/16 (k)	EUR	3,550	4,947
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	1,950	3,178
US Bank NA, Cincinnati 4.375% 2/28/17 (m)	EUR	1,600	1,822
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		5,170	5,105
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,253
Wells Fargo & Co. 7.98% (m)		2,035	1,699
			128,977
Consumer Finance - 1.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (i)		1,420	639
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	4,253
7.25% 10/25/11		12,485	10,799
7.375% 2/1/11		735	665
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8% 6/1/14		$ 5,120	$ 4,126
8% 12/15/16		18,125	13,857
12% 5/15/15		12,770	11,876
General Motors Acceptance Corp.:
6.75% 12/1/14		850	672
8% 11/1/31		7,330	5,021
GMAC LLC:
6% 4/1/11 (i)		1,435	1,248
6.75% 12/1/14 (i)		4,285	3,428
8% 11/1/31 (i)		27,203	19,042
SLM Corp. 1.477% 12/15/10 (m)	EUR	1,100	1,307
			76,933
Diversified Financial Services - 1.4%
Banca Italease SpA 1.695% 6/28/16 (m)	EUR	1,500	1,264
Bank of America Corp.:
4% 3/28/18 (m)	EUR	1,700	1,638
4.75% 5/23/17 (m)	EUR	2,750	2,662
8% (m)		5,365	4,426
8.125% (m)		7,380	6,125
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,284
BG Energy Capital PLC 5.125% 12/7/17	GBP	1,150	1,889
Broadgate PLC 2.4169% 10/5/25 (m)	GBP	715	494
CIT Group, Inc.:
1.17% 2/13/12 (m)		1,350	810
5% 2/13/14		3,295	1,957
5.4% 2/13/12		4,725	3,213
5.4% 3/7/13		2,925	1,813
5.6% 4/27/11		505	379
5.85% 9/15/16		1,310	766
7.625% 11/30/12		5,060	3,465
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	158	264
8.151% 12/31/30	GBP	370	579
FireKeepers Development Authority 13.875% 5/1/15 (i)		1,600	1,476
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,902
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Greene King Finance PLC Series A1, 1.6319% 6/15/31 (m)	GBP	1,000	$ 987
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,632
Imperial Tobacco Finance:
5% 6/25/12	EUR	650	921
8.375% 2/17/16	EUR	5,230	7,991
Kreditanstalt fuer Wiederaufbau 3.875% 1/21/19	EUR	4,600	6,363
Linde Finance BV 6.75% 12/8/15	EUR	1,750	2,754
NCO Group, Inc. 11.875% 11/15/14		2,185	1,093
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		6,900	6,797
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	72,406	2,044
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	731
Sedna Finance Corp.:
2.027% 3/15/16 (d)(m)	EUR	1,150	0*
5.625% 12/23/14 (d)(m)	EUR	500	0*
SES Global Americas Holdings GP 4.875% 7/9/14 (k)	EUR	850	1,186
Severn Trent Utilities Finance PLC 6% 1/22/18	GBP	1,150	1,996
TMK Capital SA 10% 7/29/11		13,100	11,364
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	933
UT2 Funding PLC 5.321% 6/30/16	EUR	1,270	436
Volkswagen International Finance NV 5.375% 11/15/13	EUR	1,300	1,887
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,464
4.375% 5/19/14	EUR	650	849
			87,834
Insurance - 0.2%
Eureko BV:
5.125% (m)	EUR	3,100	1,739
7.375% 6/16/14	EUR	2,910	4,243
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (m)	EUR	1,200	1,021
Mapfre SA 5.921% 7/24/37 (m)	EUR	1,800	1,620
Royal & Sun Alliance Insurance Group PLC 9.375% 5/20/39	GBP	1,000	1,744
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Society of Lloyd's 6.875% 11/17/25 (m)	GBP	1,000	$ 1,360
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	2,000	2,975
			14,702
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (d)		5,135	3,235
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)(i)		9,470	5,966
Senior Housing Properties Trust 7.875% 4/15/15		6,211	5,621
Ventas Realty LP 6.5% 6/1/16		980	877
			15,699
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (i)		6,420	6,260
Hammerson PLC 4.875% 6/19/15	EUR	680	770
Realogy Corp.:
10.5% 4/15/14		47,905	20,599
11.75% 4/15/14 pay-in-kind (m)		4,052	1,154
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,564
			30,347
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.877% 12/2/49 (m)	EUR	1,000	642
4.604% (m)	EUR	2,000	1,260
			1,902
TOTAL FINANCIALS			372,362
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc. 10% 10/15/17		245	249
Invacare Corp. 9.75% 2/15/15		1,530	1,538
			1,787
Health Care Providers & Services - 1.9%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)		7,720	7,546
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (m)		11,685	5,820
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,260
DASA Finance Corp. 8.75% 5/29/18 (i)		1,545	1,506
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. 6.625% 3/15/13		$ 5,230	$ 4,897
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,040
HCA, Inc.:
5.75% 3/15/14		3,377	2,676
6.25% 2/15/13		1,755	1,536
6.375% 1/15/15		1,125	920
6.5% 2/15/16		4,220	3,450
6.75% 7/15/13		1,750	1,540
8.5% 4/15/19 (i)		6,670	6,503
9.125% 11/15/14		21,885	21,639
9.25% 11/15/16		28,994	28,414
9.625% 11/15/16 pay-in-kind (m)		7,147	7,093
9.875% 2/15/17 (i)		1,190	1,199
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,165
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,743
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	307
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,158
Tenet Healthcare Corp.:
9.25% 2/1/15		1,380	1,259
9.875% 7/1/14		13,330	13,330
United Surgical Partners International, Inc. 8.875% 5/1/17		895	814
			120,815
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,746
Pharmaceuticals - 0.2%
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	1,250	1,810
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,454
Leiner Health Products, Inc. 11% 6/1/12 (d)		1,885	5
Pfizer, Inc.:
5.75% 6/3/21	EUR	1,550	2,323
6.5% 6/3/38	GBP	1,600	2,862
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	$ 3,076
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,865
			14,395
TOTAL HEALTH CARE			138,743
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	328
DigitalGlobe, Inc. 10.5% 5/1/14 (i)		2,915	2,973
Hexcel Corp. 6.75% 2/1/15		2,350	2,180
Orbimage Holdings, Inc. 12.5% 7/1/12 (m)		1,720	1,757
			7,238
Airlines - 0.3%
American Airlines pass-thru trust certificates 10.375% 7/2/19 (k)		5,955	5,985
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	492
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
10% 8/15/08 (a)		1,255	13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,244	7,580
8.021% 8/10/22		4,764	3,096
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,288	1,716
8.028% 11/1/17		1,016	681
			19,758
Building Products - 0.3%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,950	3,044
Nortek, Inc.:
8.5% 9/1/14		11,485	3,273
10% 12/1/13		11,620	9,296
NTK Holdings, Inc. 0% 3/1/14 (f)		6,210	497
			16,110
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		$ 160	$ 140
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	712
Cenveo Corp. 10.5% 8/15/16 (i)		2,795	2,096
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	9,805
7.75% 1/15/15		4,830	4,637
West Corp. 9.5% 10/15/14		8,620	7,586
			24,976
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,253
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	842
General Cable Corp. 7.125% 4/1/17		680	612
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	855
			2,309
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,600	4,696
Sequa Corp.:
11.75% 12/1/15 (i)		10,805	6,240
13.5% 12/1/15 pay-in-kind (i)		4,111	1,927
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (m)	GBP	1,075	1,442
			14,305
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,044
Cummins, Inc. 7.125% 3/1/28		1,870	1,497
Terex Corp. 10.875% 6/1/16		5,025	5,025
			7,566
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		5,215	4,276
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,681
US Shipping Partners LP 13% 8/15/14 (d)		3,185	32
			5,989
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,407
7.625% 12/1/13		1,700	1,428
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico, SA de CV: - continued
12.5% 4/1/16 (i)		$ 2,850	$ 2,900
TFM SA de CV 9.375% 5/1/12		6,450	6,128
			11,863
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	1,949
Penhall International Corp. 12% 8/1/14 (i)		1,515	576
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		10,015	7,912
			10,437
TOTAL INDUSTRIALS			121,804
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,133
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	11,378
6.5% 1/15/28		6,570	3,679
Nortel Networks Corp.:
9.0025% 7/15/11 (d)(m)		3,760	1,269
10.125% 7/15/13 (d)		3,730	1,268
10.75% 7/15/16 (d)		8,930	3,081
			26,808
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (i)		1,450	1,494
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		5,985	3,726
Series B, 10.25% 11/1/15		2,620	1,638
11.25% 11/1/16 pay-in-kind		1,970	869
			6,233
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,710	3,098
12.25% 11/15/15 pay-in-kind (m)		875	630
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,016
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.:
8% 10/15/12		$ 875	$ 525
12.5% 1/15/16		3,030	1,788
			11,057
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.:
7.125% 3/15/11		145	143
7.75% 5/15/13		1,040	962
9.25% 6/1/16		8,580	7,937
Avago Technologies Finance Ltd.:
6.1675% 6/1/13 (m)		902	778
11.875% 12/1/15		8,455	8,434
Freescale Semiconductor, Inc.:
8.875% 12/15/14		42,915	21,458
9.875% 12/15/14 pay-in-kind (m)		28,181	10,303
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 5.2462% 12/15/11 (d)(m)		735	0*
New ASAT Finance Ltd. 9.25% 2/1/11 (d)		2,100	3
NXP BV:
3.8813% 10/15/13 (m)		18,985	7,214
7.875% 10/15/14		13,305	5,921
9.5% 10/15/15		17,060	5,971
Spansion LLC 11.25% 1/15/16 (d)(i)		4,255	1,069
Viasystems, Inc. 10.5% 1/15/11		4,065	3,618
			73,811
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (i)		870	357
TOTAL INFORMATION TECHNOLOGY			119,760
MATERIALS - 3.9%
Chemicals - 0.7%
Ashland, Inc. 9.125% 6/1/17 (i)		2,490	2,565
Chemtura Corp. 6.875% 6/1/16 (d)		1,225	888
Georgia Gulf Corp.:
7.125% 12/15/13		1,325	364
9.5% 10/15/14		10,640	3,192
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman LLC 11.625% 10/15/10		$ 466	$ 480
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	4,937
MacDermid, Inc. 9.5% 4/15/17 (i)		500	365
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	12,437
10.875% 12/1/14 pay-in-kind (m)		7,070	2,693
11.5% 12/1/16		19,830	5,453
NOVA Chemicals Corp.:
4.5375% 11/15/13 (m)		1,690	1,394
6.5% 1/15/12		5,775	5,356
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,456
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)		3,430	549
			42,129
Construction Materials - 0.1%
CRH Finance BV 7.375% 5/28/14	EUR	550	784
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	300	519
Lafarge SA:
6.625% 11/29/17	GBP	735	1,035
8.75% 5/30/17	GBP	2,300	3,750
			6,088
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		640	578
Berry Plastics Holding Corp.:
4.5044% 9/15/14 (m)		640	422
8.875% 9/15/14		19,025	16,029
10.25% 3/1/16		4,055	2,920
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (i)		3,600	3,519
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,326
7.5% 12/15/96		3,685	2,653
8% 4/15/23		2,980	2,548
Rexam PLC 4.375% 3/15/13	EUR	1,150	1,503
Temple-Inland, Inc.:
6.625% 1/15/16		165	148
7.875% 5/1/12		3,735	3,735
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Vitro SAB de CV:
8.625% 2/1/12 (d)		$ 21,240	$ 8,071
9.125% 2/1/17 (d)		2,210	840
			51,292
Metals & Mining - 2.1%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (d)(m)		2,790	31
ArcelorMittal SA 8.25% 6/3/13	EUR	750	1,095
Evraz Group SA 8.875% 4/24/13 (i)		14,445	12,170
FMG Finance Property Ltd.:
10% 9/1/13 (i)		4,945	4,722
10.625% 9/1/16 (i)		21,290	20,332
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		3,655	3,736
8.25% 4/1/15		8,780	8,835
8.375% 4/1/17		34,820	34,994
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,358
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,102
Ispat Inland ULC 9.75% 4/1/14		932	976
RathGibson, Inc. 11.25% 2/15/14		5,905	2,126
Steel Dynamics, Inc.:
6.75% 4/1/15		4,545	4,022
7.375% 11/1/12		865	815
7.75% 4/15/16 (i)		865	804
Teck Resources Ltd.:
9.75% 5/15/14 (i)		6,275	6,510
10.25% 5/15/16 (i)		8,000	8,420
10.75% 5/15/19 (i)		9,360	9,898
			130,946
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (d)(i)		7,070	6,504
Glatfelter 7.125% 5/1/16		550	501
NewPage Corp. 7.2775% 5/1/12 (m)		1,770	708
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Solo Cup Co. 8.5% 2/15/14		$ 2,140	$ 1,755
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (i)		3,840	3,437
			12,905
TOTAL MATERIALS			243,360
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
5.875% 4/28/17	GBP	1,300	2,251
7% 4/30/40	GBP	1,200	2,157
Citizens Communications Co.:
7.875% 1/15/27		4,895	3,843
9% 8/15/31		3,655	3,015
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	600	1,000
Global Village Telecom Finance LLC 12% 6/30/11 (i)		8,564	8,778
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)(i)		25,537	18,968
Intelsat Corp.:
9.25% 8/15/14 (i)		5,215	5,032
9.25% 6/15/16 (i)		8,820	8,423
Intelsat Ltd. 11.25% 6/15/16		27,785	28,410
Koninklijke KPN NV 6.25% 2/4/14	EUR	1,400	2,125
Level 3 Financing, Inc.:
8.75% 2/15/17		6,170	4,689
9.25% 11/1/14		4,140	3,395
12.25% 3/15/13		2,785	2,646
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)		5,425	5,235
Qwest Communications International, Inc.:
7.5% 2/15/14		7,555	6,894
7.5% 2/15/14		1,655	1,510
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		5,810	5,607
Sprint Capital Corp.:
6.875% 11/15/28		47,925	34,027
6.9% 5/1/19		5,935	4,911
8.75% 3/15/32		27,255	21,940
Telecom Egypt SAE 12.19% 2/4/10 (m)	EGP	713	121
Telecom Italia SpA 7.375% 12/15/17	GBP	2,750	4,536
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.496% 4/1/16	EUR	1,500	$ 2,200
5.496% 4/1/16	EUR	1,100	1,613
U.S. West Communications:
7.25% 9/15/25		535	407
7.25% 10/15/35		1,455	1,040
7.5% 6/15/23		460	359
Wind Acquisition Finance SA 10.75% 12/1/15 (i)		11,630	11,688
			196,820
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		4,545	4,647
Cricket Communications, Inc. 10% 7/15/15		2,160	2,144
Digicel Group Ltd.:
8.875% 1/15/15 (i)		17,550	14,742
9.125% 1/15/15 pay-in-kind (i)(m)		6,310	5,237
9.25% 9/1/12 (i)		7,775	7,620
12% 4/1/14 (i)		9,725	9,822
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (i)		19,260	19,260
11.5% 6/15/16 (i)		8,740	8,565
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	11,670
Millicom International Cellular SA 10% 12/1/13		11,630	11,790
Mobile Telesystems Finance SA 8% 1/28/12 (i)		7,884	7,785
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	7,438
7.375% 8/1/15		5,220	4,163
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (i)		10,459	7,844
Sprint Nextel Corp. 6% 12/1/16		6,700	5,477
Telecom Personal SA 9.25% 12/22/10 (i)		13,025	12,895
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC 8.75% 12/18/15	EUR	2,200	$ 3,694
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)		15,125	13,972
			158,765
TOTAL TELECOMMUNICATION SERVICES			355,585
UTILITIES - 2.1%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (i)		2,355	2,543
Edison Mission Energy:
7.5% 6/15/13		4,880	4,355
7.75% 6/15/16		1,340	1,089
Electricite de France:
6.25% 1/25/21	EUR	2,300	3,637
6.875% 12/12/22	GBP	1,950	3,556
Intergen NV 9% 6/30/17 (i)		7,670	7,267
Majapahit Holding BV 7.75% 10/17/16		3,335	2,951
National Power Corp. 6.875% 11/2/16 (i)		5,655	5,556
Vattenfall AB 6.25% 3/17/21	EUR	950	1,457
			32,411
Gas Utilities - 0.6%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,400	2,004
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,020	3,752
6.875% 11/4/11 (Reg. S)		13,654	12,562
Southern Gas Networks PLC Class A1, 1.645% 10/21/10 (m)	EUR	1,650	2,249
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,146
8% 3/1/32		4,170	4,412
Transportadora de Gas del Sur SA 7.875% 5/14/17 (i)		11,000	8,085
			40,210
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings:
10.875% 11/1/17		21,745	15,874
12% 11/1/17 pay-in-kind (m)		6,614	3,900
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.:
Series A, 8.375% 5/23/05 (d)		$ 2,500	$ 0*
6.4% 7/15/06 (d)		9,815	6
6.625% 11/15/05 (d)		2,200	1
6.725% 11/17/08 (d)(m)		684	0*
6.75% 8/1/09 (d)		550	0
6.875% 10/15/07 (d)		1,330	1
6.95% 7/15/28 (d)		1,204	0*
7.125% 5/15/07 (d)		235	0*
7.375% 5/15/19 (d)		1,400	1
7.875% 6/15/03 (d)		235	0*
9.125% 4/1/03 (d)		50	0*
9.875% 6/5/03 (d)		4,720	3
NRG Energy, Inc. 7.25% 2/1/14		5,545	5,406
RRI Energy, Inc.:
7.625% 6/15/14		4,300	3,935
7.875% 6/15/17		990	886
Tenaska Alabama Partners LP 7% 6/30/21 (i)		1,016	869
			30,882
Multi-Utilities - 0.5%
Aquila, Inc. 11.875% 7/1/12 (m)		1,615	1,785
Centrica PLC 6.375% 3/10/22	GBP	1,250	2,110
NiSource Finance Corp. 10.75% 3/15/16		18,183	20,169
RWE Finance BV 6.125% 7/6/39 (k)	GBP	1,350	2,263
Utilicorp United, Inc. 7.95% 2/1/11 (g)		39	40
Veolia Environnement 4.375% 12/11/20	EUR	1,900	2,298
			28,665
Water Utilities - 0.0%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	2,000	2,941
TOTAL UTILITIES			135,109
TOTAL NONCONVERTIBLE BONDS			2,168,093
TOTAL CORPORATE BONDS (Cost $2,463,504)			2,203,547
U.S. Government and Government Agency Obligations - 21.8%
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - 1.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (j)		$ 1,443	$ 1,445
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (j)		4,900	4,913
1.875% 5/7/12 (FDIC Guaranteed) (j)		18,000	17,930
Citigroup Funding, Inc.:
1.25% 6/3/11 (FDIC Guaranteed) (j)		9,000	8,983
2% 3/30/12 (FDIC Guaranteed) (j)		10,000	10,023
2.125% 7/12/12 (FDIC Guaranteed) (j)		8,910	8,911
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (j)		12,000	12,108
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (j)		15,000	14,924
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (j)		21,887	22,705
TOTAL OTHER GOVERNMENT RELATED			101,942
U.S. Government Agency Obligations - 6.1%
Fannie Mae:
1.875% 4/20/12		4,010	4,026
2% 1/9/12		15,000	15,150
2.5% 5/15/14		23,157	22,765
2.75% 3/13/14		32,840	32,770
3% 7/12/10		10,000	10,253
3.375% 5/19/11		34,002	35,396
4.75% 11/19/12		15,800	17,183
6% 5/15/11		7,545	8,200
Federal Home Loan Bank:
1.625% 7/27/11		17,150	17,244
2.25% 4/13/12		27,710	28,044
3.625% 10/18/13		36,405	37,641
Freddie Mac:
1.5% 1/7/11		14,705	14,834
1.75% 6/15/12		25,004	24,910
2.125% 3/23/12		830	838
2.5% 4/23/14		32,980	32,458
3.75% 3/27/19		1,050	1,032
5% 2/16/17		8,600	9,353
5.125% 11/17/17		29,108	31,947
5.5% 8/23/17		14,000	15,747
6.875% 9/15/10		15,000	16,055
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 4,750	$ 5,078
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,642
5.685% 5/15/12		1,285	1,422
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			383,988
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		16,704	17,701
U.S. Treasury Inflation-Indexed Notes 1.375% 7/15/18		15,821	15,339
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			33,040
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bonds:
3.5% 2/15/39		72,430	62,629
4.25% 5/15/39		6,357	6,292
4.375% 2/15/38		2,500	2,525
4.5% 5/15/38		3,550	3,665
6.125% 8/15/29		9,487	11,814
6.25% 8/15/23		56,925	69,342
7.5% 11/15/16		2,850	3,635
7.5% 11/15/24		6,190	8,512
7.875% 2/15/21		6,800	9,232
9.875% 11/15/15		11,595	16,199
stripped principal 0% 2/15/29		40,588	16,943
U.S. Treasury Notes:
0.875% 3/31/11		6,100	6,092
1.125% 6/30/11		93,510	93,517
1.125% 1/15/12		44,914	44,626
1.5% 12/31/13		4,313	4,154
1.875% 6/15/12 (h)		23,816	23,989
1.875% 2/28/14		85	83
1.875% 4/30/14		33,802	32,801
2% 11/30/13		4,841	4,770
2.25% 5/31/14 (h)		47,571	46,932
2.625% 6/30/14		15,000	15,047
2.625% 4/30/16		22,737	21,984
2.75% 2/28/13		92,964	95,608
2.75% 2/15/19		8,431	7,896
3.125% 8/31/13		11,100	11,500
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 9/30/13		$ 34,572	$ 35,766
3.125% 5/15/19 (h)		34,077	32,959
3.25% 5/31/16		32,018	32,158
3.25% 6/30/16		15,700	15,749
3.375% 6/30/13		8,470	8,872
3.625% 5/15/13		18,692	19,771
3.75% 11/15/18		34,582	35,179
3.875% 5/15/18		2,550	2,627
4.25% 11/15/17		28,890	30,641
4.5% 2/28/11		11,301	11,980
4.5% 5/15/17		13,745	14,833
TOTAL U.S. TREASURY OBLIGATIONS			860,322
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,376,311)			1,379,292
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.8%
3.384% 5/1/35 (m)		253	259
3.4% 9/1/33 (m)		1,013	1,033
3.971% 7/1/35 (m)		715	730
4% 9/1/13 to 5/1/20		3,694	3,781
4.025% 11/1/35 (m)		1,152	1,180
4.338% 3/1/37 (m)		3,202	3,304
4.398% 11/1/36 (m)		112	115
4.42% 10/1/33 (m)		741	764
4.471% 2/1/35 (m)		2,242	2,317
4.5% 7/1/24 (k)(l)		9,000	9,176
4.526% 10/1/35 (m)		3,360	3,459
4.533% 11/1/33 (m)		217	227
4.597% 7/1/35 (m)		1,556	1,610
4.614% 10/1/35 (m)		197	202
4.667% 7/1/35 (m)		538	556
4.696% 2/1/35 (m)		2,245	2,310
4.713% 2/1/35 (m)		942	979
4.717% 11/1/35 (m)		960	1,000
4.763% 7/1/35 (m)		544	564
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
4.784% 3/1/35 (m)		$ 957	$ 986
4.787% 7/1/35 (m)		733	760
4.799% 8/1/35 (m)		1,752	1,831
4.822% 6/1/35 (m)		1,151	1,190
4.827% 10/1/34 (m)		1,434	1,461
4.846% 3/1/33 (m)		374	382
4.895% 2/1/36 (m)		1,786	1,851
4.91% 1/1/35 (m)		567	583
4.987% 7/1/35 (m)		810	835
4.988% 2/1/34 (m)		1,086	1,123
4.994% 2/1/35 (m)		903	930
5% 1/1/14 to 5/1/22		278	288
5.006% 12/1/32 (m)		796	814
5.018% 5/1/35 (m)		2,199	2,291
5.06% 10/1/35 (m)		933	959
5.069% 4/1/35 (m)		1,498	1,533
5.095% 8/1/35 (m)		7,997	8,302
5.102% 10/1/35 (m)		551	570
5.108% 4/1/36 (m)		749	782
5.124% 10/1/35 (m)		696	724
5.142% 7/1/35 (m)		2,020	2,096
5.152% 8/1/34 (m)		1,010	1,038
5.261% 5/1/35 (m)		770	804
5.305% 7/1/35 (m)		301	312
5.309% 3/1/36 (m)		5,768	6,026
5.344% 2/1/37 (m)		501	521
5.377% 2/1/37 (m)		2,160	2,238
5.466% 2/1/37 (m)		3,093	3,227
5.485% 11/1/36 (m)		611	632
5.498% 6/1/47 (m)		372	386
5.5% 3/1/12 to 4/1/16		731	754
5.632% 4/1/36 (m)		2,112	2,207
5.664% 2/1/36 (m)		516	539
5.771% 3/1/36 (m)		4,105	4,315
5.804% 9/1/36 (m)		880	909
5.835% 6/1/35 (m)		1,869	1,952
5.864% 5/1/36 (m)		541	565
5.88% 12/1/36 (m)		796	836
5.987% 4/1/36 (m)		8,279	8,647
6% 5/1/12 to 1/1/26		7,221	7,688
6.117% 4/1/36 (m)		815	852
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
6.22% 3/1/37 (m)		$ 280	$ 294
6.248% 6/1/36 (m)		137	142
6.5% 12/1/12 to 9/1/32		3,730	3,994
7.5% 1/1/28		81	89
TOTAL FANNIE MAE			112,824
Freddie Mac - 1.3%
3.12% 6/1/33 (m)		638	648
3.741% 5/1/35 (m)		1,389	1,418
3.797% 12/1/33 (m)		1,276	1,306
3.927% 7/1/33 (m)		1,251	1,273
4% 5/1/19 to 11/1/20		4,141	4,240
4.143% 9/1/36 (m)		564	579
4.489% 7/1/35 (m)		895	908
4.5% 8/1/33		623	623
4.5% 4/1/35 (m)		1,754	1,822
4.774% 3/1/35 (m)		523	535
4.792% 2/1/36 (m)		202	209
4.859% 1/1/35 (m)		1,742	1,781
5.005% 4/1/35 (m)		1,912	1,973
5.007% 10/1/35 (m)		898	931
5.023% 4/1/35 (m)		103	107
5.088% 10/1/36 (m)		867	904
5.106% 7/1/35 (m)		548	565
5.251% 2/1/36 (m)		54	57
5.296% 9/1/35 (m)		507	523
5.474% 3/1/37 (m)		288	296
5.478% 4/1/37 (m)		306	317
5.486% 1/1/36 (m)		684	717
5.5% 8/1/14 to 2/1/19		12,122	12,775
5.599% 3/1/36 (m)		3,235	3,357
5.692% 10/1/35 (m)		237	248
5.693% 1/1/36 (m)		272	283
5.737% 5/1/37 (m)		599	624
5.744% 5/1/37 (m)		3,758	3,925
5.775% 5/1/37 (m)		2,148	2,239
5.78% 4/1/37 (m)		1,738	1,806
5.781% 3/1/37 (m)		1,564	1,598
5.815% 6/1/37 (m)		1,325	1,384
5.846% 5/1/37 (m)		280	291
5.952% 4/1/36 (m)		5,979	6,215
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
5.954% 6/1/37 (m)		$ 300	$ 314
6% 7/1/16 to 2/1/19		6,411	6,829
6.06% 6/1/36 (m)		1,053	1,100
6.092% 12/1/36 (m)		3,909	4,067
6.141% 2/1/37 (m)		637	669
6.142% 12/1/36 (m)		1,125	1,180
6.207% 8/1/36 (m)		3,889	4,065
6.22% 7/1/36 (m)		593	620
6.291% 1/1/37 (m)		1,234	1,286
6.419% 6/1/37 (m)		167	175
6.5% 10/1/10 to 3/1/22		5,933	6,333
6.651% 8/1/37 (m)		1,103	1,159
7.347% 4/1/37 (m)		78	82
8.5% 3/1/20		7	7
TOTAL FREDDIE MAC			84,363
Government National Mortgage Association - 0.0%
6.5% 4/15/26 to 5/15/26		32	35
7% 9/15/25 to 8/15/31		60	65
7.5% 2/15/22 to 8/15/28		107	117
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $190,791)			197,429
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 1.739% 5/25/16 (m)	EUR	465	277
Series 2007-1:
Class B, 1.476% 3/25/17 (m)	EUR	1,009	368
Class C, 1.656% 3/25/17 (m)	EUR	734	226
Auto ABS Compartiment Series 2006-1 Class B, 1.656% 7/25/17 (m)	EUR	1,000	886
Clock Finance BV Series 2007-1:
Class B2, 1.479% 2/25/15 (m)	EUR	700	466
Class C2, 1.759% 2/25/15 (m)	EUR	400	241
Geldilux Ltd. Series 2007-TS Class C, 1.966% 9/8/14 (m)	EUR	400	352
Asset-Backed Securities - continued
		Principal Amount (000s) (e)	Value (000s)
GLS Ltd. Series 2006-1 Class C, 1.935% 7/15/14 (m)	EUR	500	$ 663
Lambda Finance BV Series 2005-1X Class C1, 1.9769% 11/15/29 (m)	GBP	500	458
Leek Finance PLC:
Series 17X Class A2A, 0.7488% 12/21/37 (m)	GBP	202	264
Series 18X Class BC, 1.635% 9/21/38 (m)	EUR	600	52
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.684% 1/30/40 (m)	EUR	400	488
Class D, 1.884% 1/30/40 (m)	EUR	550	647
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.684% 1/30/40 (m)	EUR	550	671
Class C, 1.884% 1/30/40 (m)	EUR	450	538
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.951% 3/10/17 (m)	EUR	1,000	232
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		503	523
Stichting Mars Series 2006 Class C, 1.576% 8/28/14 (m)	EUR	1,000	882
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	65
Volkswagen Car Lease Series 9 Class B, 1.078% 4/21/12 (Reg. S) (m)	EUR	125	166
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 2.375% 10/25/45 (m)	GBP	526	69
TOTAL ASSET-BACKED SECURITIES (Cost $15,912)			8,534
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.536% 2/17/52 (m)	EUR	800	783
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 1.875% 4/12/56 (m)	EUR	577	349
EPIC PLC Series BROD Class D, 1.885% 1/22/16 (m)	EUR	291	82
RMAC PLC Series 2005-NS4X Class M2A, 1.7831% 12/12/43 (m)	GBP	1,443	586
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 1.5231% 6/12/44 (m)	GBP	1,250	563
Shield BV Series 1 Class C, 1.8% 1/20/14 (m)	EUR	1,500	1,683
TOTAL PRIVATE SPONSOR			4,046
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - 1.2%
Fannie Mae floater Series 2007-95 Class A1, 0.5638% 8/27/36 (m)		$ 5,481	$ 5,064
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,113	1,175
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,998
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,929
Series 2002-9 Class PC, 6% 3/25/17		170	181
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,516
Series 2003-70 Class BJ, 5% 7/25/33		890	859
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,303
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,023
Series 2004-81:
Class KC, 4.5% 4/25/17		1,343	1,389
Class KD, 4.5% 7/25/18		3,035	3,178
Series 2005-52 Class PB, 6.5% 12/25/34		2,708	2,898
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		594	626
Series 2004-95 Class AN, 5.5% 1/25/25		1,657	1,752
Series 2005-117, Class JN, 4.5% 1/25/36		808	743
Series 2005-29 Class KA, 4.5% 2/25/35		2,285	2,353
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,651
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		335	357
Series 2115 Class PE, 6% 1/15/14		110	117
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8194% 1/15/30 (m)		3,352	3,361
Series 2630 Class FL, 0.8194% 6/15/18 (m)		104	105
Series 2861 Class GF, 0.6194% 1/15/21 (m)		1,421	1,422
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		637	669
Series 2381 Class OG, 5.5% 11/15/16		496	522
Series 2425 Class JH, 6% 3/15/17		862	916
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,695
Series 2695 Class DG, 4% 10/15/18		3,865	3,874
Series 2831 Class PB, 5% 7/15/19		3,990	4,155
Series 2866 Class XE, 4% 12/15/18		4,450	4,555
Series 2996 Class MK, 5.5% 6/15/35		690	722
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 889	$ 935
Series 2467 Class NB, 5% 7/15/17		1,610	1,697
Series 2570 Class CU, 4.5% 7/15/17		226	234
Series 2572 Class HK, 4% 2/15/17		300	307
Series 2617 Class GW, 3.5% 6/15/16		71	71
Series 2627:
Class BG, 3.25% 6/15/17		155	157
Class KP, 2.87% 12/15/16		148	149
Series 2860 Class CP, 4% 10/15/17		254	259
Series 2564 Class BQ, 5.5% 10/15/17		2,043	2,160
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,211
Series 2863 Class DB, 4% 9/15/14		222	226
Series 2975 Class NA, 5% 7/15/23		419	424
TOTAL U.S. GOVERNMENT AGENCY			73,938
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,752)			77,984
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1 Class C, 2.0244% 1/15/17 (m)	GBP	700	242
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.6506% 10/22/37 (m)	GBP	1,000	494
European Property Capital 4 PLC Class C, 1.7881% 7/20/14 (Reg. S) (m)	GBP	297	346
German Residential Asset Note Distributor PLC Series 1 Class A, 1.65% 7/20/16 (m)	EUR	1,274	1,273
JLOC 36 LLC Reg. S:
Class A1, 0.7963% 2/16/16 (m)	JPY	70,170	699
Class B, 0.9663% 2/16/16 (m)	JPY	73,970	700
JLOC 37 LLC (Reg. S) Series X Class B1, 0.9544% 1/15/15 (m)	JPY	73,799	693
London & Regional Debt Securitisation No. 1 PLC Class A, 1.7444% 10/15/14 (m)	GBP	650	838
Opera Finance (CMH) PLC Class B, 1.4313% 1/15/15 (m)	EUR	1,100	617
Opera Finance (LAKESIDE) PLC 1.7019% 7/31/13 (m)	GBP	960	1,349
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Paris Prime Community Real Estate Series 2006-1 Class B, 1.655% 4/22/14 (i)(m)	EUR	721	$ 657
Real Estate Capital Foundation Ltd. Series 3 Class A, 1.3313% 7/15/16 (m)	GBP	1,708	1,935
Rivoli Pan Europe PLC Series 2006-1 Class B 1.645% 8/3/18 (m)	EUR	650	486
Silver Maple Investment Co. Ltd. Class 2A, 1.544% 4/30/14 (m)	EUR	700	838
Skyline BV Series 2007-1 Class D, 2.215% 7/22/43 (m)	EUR	1,100	637
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,979)			11,804
Foreign Government and Government Agency Obligations - 19.8%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		12,613	6,496
par 2.5% 12/31/38 (g)		7,920	2,039
7% 3/28/11		109,625	76,512
7% 9/12/13		74,525	41,386
19.9757% to 28.8766% 8/3/09		11,587	11,345
Austrian Republic 5% 12/20/24 (i)	CAD	2,000	1,632
Banco Central del Uruguay:
value recovery A rights 1/2/21 (o)		1,000,000	0*
value recovery B rights 1/2/21 (o)		750,000	0*
Brazilian Federative Republic:
6% 9/15/13		1,275	1,272
8.25% 1/20/34		3,925	4,710
8.75% 2/4/25		3,540	4,354
10% 1/1/12	BRL	3,416	1,696
12.25% 3/6/30		4,825	7,841
12.75% 1/15/20		1,380	2,084
Canadian Government:
3% 6/1/14	CAD	79,000	69,567
4% 6/1/16	CAD	58,800	54,015
5% 6/1/37	CAD	26,400	27,097
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		643	368
warrants 11/15/20 (a)(o)		2,750	289
Colombian Republic 7.375% 9/18/37		5,125	5,228
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (i)		5,465	5,082
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Dominican Republic:
2.125% 8/30/24 (m)		$ 4,323	$ 2,853
9.04% 1/23/18 (i)		9,651	8,589
9.5% 9/27/11 (Reg. S)		9,810	9,712
Ecuador Republic 5% 2/28/25		1,580	837
El Salvador Republic:
7.65% 6/15/35		3,285	2,759
7.75% 1/24/23 (Reg. S)		1,900	1,872
8.25% 4/10/32 (Reg. S)		1,435	1,304
8.5% 7/25/11 (Reg. S)		1,845	1,887
Gabonese Republic 8.2% 12/12/17 (i)		15,100	13,250
Georgia Republic 7.5% 4/15/13		5,060	4,276
German Federal Republic:
4.25% 7/4/14	EUR	28,023	42,398
4.75% 7/4/40	EUR	24,950	38,300
5.5% 1/4/31	EUR	17,400	28,315
Ghana Republic 8.5% 10/4/17 (i)		8,950	7,406
Greek Government:
4.6% 9/20/40	EUR	17,900	20,771
5.5% 8/20/14	EUR	11,050	16,710
6% 7/19/19	EUR	5,000	7,506
Indonesian Republic:
6.625% 2/17/37 (i)		4,100	3,362
6.875% 3/9/17 (i)		2,845	2,760
6.875% 1/17/18 (i)		5,535	5,341
7.25% 4/20/15 (i)		2,985	3,015
7.75% 1/17/38 (i)		5,560	5,115
8.5% 10/12/35 (Reg. S)		4,990	5,065
11.625% 3/4/19 (i)		4,330	5,477
Irish Republic 5.9% 10/18/19	EUR	16,000	22,721
Islamic Republic of Pakistan 7.125% 3/31/16 (i)		9,515	6,470
Italian Republic:
3.5% 6/1/14	EUR	46,250	65,628
5% 8/1/39	EUR	15,550	20,830
Japan Government:
0.4% 5/15/11	JPY	2,350,000	24,448
0.6% 4/15/10	JPY	1,300,000	13,540
1.5% 9/20/18	JPY	1,190,000	12,599
1.7% 12/20/16	JPY	6,850,000	74,599
2.5% 9/20/37	JPY	1,525,000	16,883
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,260	4,494
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Lebanese Republic: - continued
9% 5/2/14		$ 2,780	$ 2,919
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (m)		3,690	3,579
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (i)		2,160	2,295
Peruvian Republic 3% 3/7/27 (g)		900	747
Philippine Republic:
9.5% 2/2/30		1,540	1,890
10.625% 3/16/25		1,465	1,919
Republic of Fiji 6.875% 9/13/11		5,010	4,259
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,300	3,366
Republic of Serbia 3.75% 11/1/24 (g)(i)		18,105	15,887
Russian Federation:
7.5% 3/31/30 (Reg. S)		72,480	71,393
12.75% 6/24/28 (Reg. S)		7,455	10,698
Turkish Republic:
6.75% 4/3/18		5,860	5,816
6.875% 3/17/36		11,960	11,093
7% 9/26/16		3,865	3,952
7.25% 3/5/38		6,850	6,576
7.375% 2/5/25		13,680	13,783
UK Treasury GILT:
2.25% 3/7/14	GBP	26,500	41,896
4.25% 12/7/55	GBP	8,895	14,369
4.5% 3/7/19	GBP	2,740	4,804
4.5% 9/7/34	GBP	21,800	36,216
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (m)		26,290	25,764
6.875% 3/4/11 (Reg. S)		6,265	5,357
Ukraine Government:
6.385% 6/26/12 (i)		6,515	5,017
6.75% 11/14/17 (i)		20,320	13,818
United Mexican States:
7.5% 4/8/33		1,770	1,918
8.3% 8/15/31		1,710	2,005
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	38,067	1,485
8% 11/18/22		6,062	6,365
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		3,260	62
2.1006% 4/20/11 (Reg. S) (m)		23,800	19,516
5.375% 8/7/10 (Reg. S)		4,925	4,617
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Venezuelan Republic: - continued
7% 3/31/38		$ 3,450	$ 1,682
8.5% 10/8/14		10,500	7,481
9% 5/7/23 (Reg. S)		20,620	12,630
9.25% 9/15/27		15,820	10,718
9.375% 1/13/34		4,855	3,034
10.75% 9/19/13		32,378	26,712
13.625% 8/15/18		15,680	13,642
Vietnamese Socialist Republic:
4% 3/12/28 (g)		7,625	5,261
6.875% 1/15/16 (i)		2,565	2,565
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,284,911)			1,251,211
Supranational Obligations - 0.1%

European Investment Bank euro 3.5% 4/15/16 (Cost $3,121)	EUR	2,400	3,338
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(p)	113,725	0*
Remy International, Inc. (a)	40,800	184
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0*
TOTAL CONSUMER DISCRETIONARY		184
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	810,325	4,692
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(p)	546,000	3
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,300	$ 380
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	142
TOTAL COMMON STOCKS (Cost $17,197)		5,401
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	207
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (i)	1,046	455
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		455
TOTAL PREFERRED STOCKS (Cost $500)		662
Floating Rate Loans - 6.6%
	Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. Tranche B1, term loan 1.875% 2/9/14 (m)	$ 2,360	2,100
Visteon Corp. term loan 4.426% 6/13/13 (d)(m)	20,095	8,239
		10,339
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.3113% 9/30/12 (m)	$ 132	$ 122
Tranche B, term loan 3.4454% 9/30/13 (m)	2,970	2,733
Ford Motor Co. term loan 3.5944% 12/15/13 (m)	21,747	15,929
		18,784
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (m)	4,150	3,115
ServiceMaster Co.:
term loan 2.8859% 7/24/14 (m)	6,410	5,128
Tranche DD, term loan 2.81% 7/24/14 (m)	616	493
Thomson Learning, Inc. term loan 2.81% 7/5/14 (m)	12,901	10,708
		19,444
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.4577% 2/16/14 (m)	141	82
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (m)	147	103
Tranche B, term loan 2.06% 5/23/14 (m)	728	510
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8794% 6/14/13 (m)	41	29
term loan 2.625% 6/14/14 (m)	449	321
Six Flags, Inc. Tranche B, term loan 3.3655% 4/30/15 (m)	14,543	13,816
		14,861
Media - 0.8%
Advanstar, Inc. Tranche 2LN, term loan 5.5975% 11/30/14 (m)	380	19
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (m)	18,792	16,631
Discovery Communications, Inc. term loan 2.5975% 5/14/14 (m)	1,029	967
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.66% 6/12/14 (m)	14,053	9,837
Tranche 2LN, term loan 11.75% 12/12/14 (m)	28,842	4,326
Idearc, Inc. term loan 3.4179% 11/17/14 (d)(m)	3,747	1,574
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (m)	25,720	19,097
		52,451
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.56% 5/28/13 (m)	$ 6,791	$ 5,297
Michaels Stores, Inc. term loan 2.6762% 10/31/13 (m)	23,133	18,160
Toys 'R' US, Inc. term loan 3.32% 12/8/09 (m)	1,554	1,527
		24,984
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. term loan 4.8419% 3/5/14 (m)	1,650	1,551
Levi Strauss & Co. term loan 2.5681% 4/4/14 (m)	1,580	1,304
		2,855
TOTAL CONSUMER DISCRETIONARY		143,718
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 1.875% 6/5/13 (m)	935	888
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0668% 6/4/14 (m)	2,666	2,106
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.5722% 3/30/13 (m)	6,752	6,026
4.4613% 3/30/13 (m)	143	128
		6,154
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.5243% 1/15/12 (m)	4,769	4,328
TOTAL CONSUMER STAPLES		13,476
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.4717% 1/12/14 (m)	432	415
Helix Energy Solutions Group, Inc. term loan 2.8566% 7/1/13 (m)	684	634
		1,049
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (m)	$ 213	$ 190
Tranche D, term loan 8.75% 12/28/13 (m)	1,709	1,529
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (m)	405	308
		2,027
TOTAL ENERGY		3,076
FINANCIALS - 0.5%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.32% 8/3/12 (m)	15,324	14,404
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9575% 1/29/16 (m)	8,645	5,101
MGM Holdings II, Inc. Tranche B, term loan 3.56% 4/8/12 (m)	2,235	1,229
		6,330
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (m)	1,943	1,399
Tranche B, term loan 4.1769% 10/10/13 (m)	7,217	5,196
Tranche DD, term loan 4.1586% 10/10/13 (m)	6,982	5,027
		11,622
TOTAL FINANCIALS		32,356
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Health Management Associates, Inc. Tranche B, term loan 2.3475% 2/28/14 (m)	881	777
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.56% 4/10/14 (m)	2,064	1,698
TOTAL HEALTH CARE		2,475
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.3794% 2/21/13 (m)	$ 83	$ 61
Tranche 2LN, term loan 10.6294% 2/21/14 (m)	140	56
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.06% 3/28/14 (m)	70	48
		165
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (m)	10,317	7,119
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (m)	7,181	6,786
United Air Lines, Inc. Tranche B, term loan 2.3309% 2/1/14 (m)	12,615	7,285
		21,190
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (m)	650	384
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 4.057% 12/3/14 (m)	3,462	2,614
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (m)	53	50
Dresser, Inc.:
Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (m)	4,050	2,876
Tranche B 1LN, term loan 3.1044% 5/4/14 (m)	524	473
Navistar International Corp.:
term loan 3.56% 1/19/12 (m)	4,026	3,472
Credit-Linked Deposit 3.5773% 1/19/12 (m)	1,464	1,263
		8,134
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (m)	15,120	11,227
Trading Companies & Distributors - 0.1%
Neff Corp. Tranche 2LN, term loan 3.8213% 11/30/14 (m)	810	146
VWR Funding, Inc. term loan 2.81% 6/29/14 (m)	6,140	5,403
		5,549
TOTAL INDUSTRIALS		49,263
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Flextronics International Ltd.:
Tranche B A2, term loan 2.56% 10/1/14 (m)	$ 2,556	$ 2,109
Tranche B A3, term loan 2.56% 10/1/14 (m)	2,983	2,461
Tranche B-A, term loan 3.0366% 10/1/14 (m)	5,167	4,263
Tranche B-A1, term loan 3.3813% 10/1/14 (m)	1,485	1,225
Tranche B-B, term loan 3.4575% 10/1/12 (m)	3,324	2,908
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8206% 10/10/14 (m)	27,886	19,939
Tranche B2, term loan 3.8206% 10/10/14 (m)	25,410	18,168
Tranche B3, term loan 3.8206% 10/10/14 (m)	24,009	17,166
		68,239
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.3175% 3/20/13 (m)	3,550	3,382
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan:
2.07% 12/1/13 (m)	19,290	14,082
12.5% 12/15/14	4,708	4,096
		18,178
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (m)	12,082	10,934
Tranche 2LN, term loan 7.0975% 6/11/15 (m)	1,790	1,360
Open Solutions, Inc. term loan 3.225% 1/23/14 (m)	235	145
		12,439
TOTAL INFORMATION TECHNOLOGY		102,238
MATERIALS - 0.7%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (m)(q)	8,635	8,894
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (m)	12,622	9,593
		18,487
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3213% 4/3/15 (m)	$ 10,268	$ 8,702
Smurfit-Stone Container Enterprises, Inc. term loan 2.7377% 11/11/11 (m)	5,764	5,231
		13,933
Metals & Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 2/12/10 (m)(q)	1,162	1,069
Tranche B 1LN, term loan:
4.25% 12/19/13 (d)(m)	633	38
12.5% 12/19/13 (m)	1,287	424
Tranche C 1LN, term loan 4.25% 12/19/13 (m)	883	459
Novelis Corp. term loan 2.444% 7/6/14 (m)	4,410	3,881
Walter Energy, Inc. term loan 2.5905% 10/3/12 (m)	61	56
		5,927
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (m)	7,260	4,901
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (m)	1,434	387
		5,288
TOTAL MATERIALS		43,635
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 8.3569% 12/21/11 pay-in-kind (m)	8,385	8,287
Tranche 2, term loan 7.9913% 3/21/15 (m)	2,840	2,684
Tranche B, term loan 3.9913% 5/26/13 (m)	1,280	1,184
Tranche C, term loan 4.9913% 5/26/14 (m)	1,280	1,184
		13,339
Floating Rate Loans - continued
	Principal Amount (000s) (e)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (m)	$ 17,225	$ 14,125
TOTAL TELECOMMUNICATION SERVICES		27,464
TOTAL FLOATING RATE LOANS (Cost $400,748)		417,701
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (m) (Cost $3,937)	5,645	3,895
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $379,475)	4,492,783	377,843
Preferred Securities - 0.6%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 15,975	15,229
Net Servicos de Comunicacao SA 9.25% (i)		10,970	9,638
			24,867
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%		15,430	13,971
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (m)	JPY	150,000	1,542
TOTAL PREFERRED SECURITIES (Cost $43,157)			40,380
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.40% (b) (Cost $213,088)	213,088,119	$ 213,088
Other - 0.0%
Principal Amount (000s) (e)
Delta Air Lines ALPA Claim (a) (Cost $63)	$ 8,380	42
Cash Equivalents - 3.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.02%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) #	77,828	77,828
0.08%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) # (c)	138,668	138,668
TOTAL CASH EQUIVALENTS (Cost $216,496)		216,496
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,707,942)		6,408,647
NET OTHER ASSETS - (1.4)%		(89,758)
NET ASSETS - 100%		$ 6,318,889
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	(627)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	512
		$ 20,000	$ (115)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h) Security or a portion of the security is on loan at period end.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $606,100,000 or 9.6% of net assets.

(j) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $101,942,000 or 1.6% of net assets.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l) A portion of the security is subject to a forward commitment to sell.
(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Quantity represents share amount.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,575,000 and $3,605,000 respectively.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$77,828,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 43,299
Banc of America Securities LLC	7,552
Barclays Capital, Inc.	23,031
Deutsche Bank Securities, Inc.	3,946
$ 77,828
$138,668,000 due 7/01/09 at 0.08%
J.P. Morgan Securities, Inc.	$ 118,538
Merrill Lynch Government Securities, Inc.	20,130
$ 138,668
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,304
Fidelity Floating Rate Central Fund	8,219
Total	$ 9,523
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 167,148	$ 136,591	$ 5,001	$ 377,843	13.9%
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184	$ 184	$ -	$ -
Financials	455	-	455	-
Industrials	4,692	4,692	-	-
Information Technology	3	-	3	-
Materials	587	380	207	-
Telecommunication Services	-	-	-	-
Utilities	142	142	-	-
Asset-Backed Securities	8,534	-	4,085	4,449
Cash Equivalents	216,496	-	216,496	-
Collateralized Mortgage Obligations	77,984	-	72,838	5,146
Commercial Mortgage Securities	11,804	-	10,730	1,074
Corporate Bonds	2,203,547	-	2,201,112	2,435
Fixed-Income Funds	377,843	377,843	-	-
Floating Rate Loans	417,701	-	413,375	4,326
Foreign Government and Government Agency Obligations	1,251,211	-	1,250,922	289
Money Market Funds	213,088	213,088	-	-
Other	42	-	-	42
Preferred Securities	40,380	-	40,380	-
Sovereign Loan Participations	3,895	-	3,895	-
Supranational Obligations	3,338	-	3,338	-
U.S. Government Agency - Mortgage Securities	197,429	-	197,429	-
U.S. Government and Government Agency Obligations	1,379,292	-	1,379,292	-
Total Investments in Securities:	$ 6,408,647	$ 596,329	$ 5,794,557	$ 17,761
Valuation Inputs at Reporting Date - continued
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 512	$ -	$ 512	$ -
Liabilities
Swap Agreements	$ (627)	$ -	$ (627)	$ -
Total Derivative Instruments:	$ (115)	$ -	$ (115)	$ -
Other Financial Instruments:
Forward Commitments	$ (95)	$ -	$ (95)	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
(Amounts in thousands) Investments in Securities:
Beginning Balance	$ 44,183
Total Realized Gain (Loss)	3,009
Total Unrealized Gain (Loss)	(11,916)
Cost of Purchases	909
Proceeds of Sales	(33,149)
Amortization/Accretion	287
Transfer in/out of Level 3	14,438
Ending Balance	$ 17,761
Total unrealized gain (loss) on investments held at June 30, 2009	$ (8,658)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 512	$ (627)
Total Value of Derivatives	$ 512	$ (627)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.3%
Canada	3.2%
United Kingdom	2.7%
Argentina	2.6%
Japan	2.3%
Bermuda	2.3%
Venezuela	2.2%
Germany	2.1%
Italy	1.6%
Netherlands	1.5%
Russia	1.5%
Luxembourg	1.4%
Others (individually less than 1%)	9.3%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $48,738,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $44,014,000 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $136,373 and repurchase agreements of $216,496) - See accompanying schedule: Unaffiliated issuers (cost $6,115,379)	$ 5,817,716
Fidelity Central Funds (cost $592,563)	590,931
Total Investments (cost $6,707,942)		$ 6,408,647
Commitment to sell securities on a delayed delivery basis	(13,880)
Receivable for securities sold on a delayed delivery basis	13,785	(95)
Cash		6,582
Foreign currency held at value (cost $426)		426
Receivable for investments sold Regular delivery		87,440
Delayed delivery		9,054
Receivable for fund shares sold		15,514
Dividends receivable		2
Interest receivable		83,809
Distributions receivable from Fidelity Central Funds		1,537
Unrealized appreciation on swap agreements		512
Prepaid expenses		27
Other receivables		40
Total assets		6,613,495

Liabilities
Payable for investments purchased Regular delivery	$ 112,089
Delayed delivery	23,407
Payable for fund shares redeemed	10,544
Distributions payable	3,347
Unrealized depreciation on swap agreements	627
Accrued management fee	2,938
Distribution fees payable	1,884
Other affiliated payables	904
Other payables and accrued expenses	198
Collateral on securities loaned, at value	138,668
Total liabilities		294,606

Net Assets		$ 6,318,889
Net Assets consist of:
Paid in capital		$ 6,622,865
Undistributed net investment income		57,083
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,642)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(299,417)
Net Assets		$ 6,318,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,676,895 ÷ 243,203 shares)	$ 11.01

Maximum offering price per share (100/96.00 of $11.01)	$ 11.47
Class T: Net Asset Value and redemption price per share ($1,454,806 ÷ 132,226 shares)	$ 11.00

Maximum offering price per share (100/96.00 of $11.00)	$ 11.46
Class B: Net Asset Value and offering price per share ($299,311 ÷ 27,128 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($1,005,127 ÷ 91,488 shares)A	$ 10.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($882,750 ÷ 79,435 shares)	$ 11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,017
Interest		206,191
Income from Fidelity Central Funds		9,523
Total income		217,731

Expenses
Management fee	$ 16,022
Transfer agent fees	4,578
Distribution fees	10,175
Accounting and security lending fees	696
Custodian fees and expenses	167
Independent trustees' compensation	10
Registration fees	142
Audit	63
Legal	30
Miscellaneous	57
Total expenses before reductions	31,940
Expense reductions	(5)	31,935
Net investment income		185,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,227
Fidelity Central Funds	938
Foreign currency transactions	(385)
Futures contracts	344
Swap agreements	880
Total net realized gain (loss)		50,004
Change in net unrealized appreciation (depreciation) on: Investment securities	591,965
Assets and liabilities in foreign currencies	(36)
Futures contracts	(369)
Swap agreements	2,526
Delayed delivery commitments	765
Total change in net unrealized appreciation (depreciation)		594,851
Net gain (loss)		644,855
Net increase (decrease) in net assets resulting from operations		$ 830,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 185,796	$ 326,344
Net realized gain (loss)	50,004	(130,150)
Change in net unrealized appreciation (depreciation)	594,851	(915,771)
Net increase (decrease) in net assets resulting from operations	830,651	(719,577)
Distributions to shareholders from net investment income	(145,202)	(299,025)
Distributions to shareholders from net realized gain	-	(37,399)
Total distributions	(145,202)	(336,424)
Share transactions - net increase (decrease)	305,416	379,487
Total increase (decrease) in net assets	990,865	(676,514)

Net Assets
Beginning of period	5,328,024	6,004,538
End of period (including undistributed net investment income of $57,083 and undistributed net investment income of $16,489, respectively)	$ 6,318,889	$ 5,328,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Income from Investment Operations
Net investment income E	.341	.600	.616	.600	.571	.600
Net realized and unrealized gain (loss)	1.168	(1.826)	(.019)	.248	(.255)	.445
Total from investment operations	1.509	(1.226)	.597	.848	.316	1.045
Distributions from net investment income	(.269)	(.554)	(.607)	(.583)	(.551)	(.575)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.269)	(.624)	(.737)	(.628)	(.706)	(.745)
Net asset value, end of period	$ 11.01	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.93
Total Return B, C, D	15.69%	(10.98)%	5.22%	7.54%	2.75%	9.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.01%	.97%	.99%	1.00%
Expenses net of all reductions	1.03% A	1.02%	1.01%	.97%	.99%	1.00%
Net investment income	6.78% A	5.49%	5.27%	5.18%	4.92%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,677	$ 2,174	$ 1,931	$ 954	$ 647	$ 372
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Income from Investment Operations
Net investment income E	.341	.607	.620	.594	.564	.593
Net realized and unrealized gain (loss)	1.158	(1.832)	(.021)	.248	(.245)	.443
Total from investment operations	1.499	(1.225)	.599	.842	.319	1.036
Distributions from net investment income	(.269)	(.555)	(.609)	(.577)	(.544)	(.566)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.269)	(.625)	(.739)	(.622)	(.699)	(.736)
Net asset value, end of period	$ 11.00	$ 9.77	$ 11.62	$ 11.76	$ 11.54	$ 11.92
Total Return B, C, D	15.58%	(10.97)%	5.24%	7.49%	2.77%	9.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of fee waivers, if any	1.03% A	1.01%	.99%	1.02%	1.05%	1.07%
Expenses net of all reductions	1.03% A	1.01%	.99%	1.02%	1.05%	1.07%
Net investment income	6.78% A	5.50%	5.29%	5.13%	4.86%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,455	$ 1,337	$ 1,983	$ 2,049	$ 1,427	$ 808
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Income from Investment Operations
Net investment income E	.305	.525	.533	.511	.486	.513
Net realized and unrealized gain (loss)	1.157	(1.831)	(.022)	.247	(.249)	.441
Total from investment operations	1.462	(1.306)	.511	.758	.237	.954
Distributions from net investment income	(.232)	(.474)	(.521)	(.493)	(.462)	(.484)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.232)	(.544)	(.651)	(.538)	(.617)	(.654)
Net asset value, end of period	$ 11.03	$ 9.80	$ 11.65	$ 11.79	$ 11.57	$ 11.95
Total Return B, C, D	15.13%	(11.60)%	4.44%	6.70%	2.06%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.76%	1.74%	1.76%	1.78%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.75%	1.75%	1.78%
Expenses net of all reductions	1.75% A	1.75%	1.74%	1.75%	1.75%	1.78%
Net investment income	6.06% A	4.76%	4.54%	4.40%	4.16%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 299	$ 267	$ 335	$ 342	$ 342	$ 319
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Income from Investment Operations
Net investment income E	.303	.517	.526	.503	.475	.505
Net realized and unrealized gain (loss)	1.158	(1.817)	(.020)	.238	(.246)	.444
Total from investment operations	1.461	(1.300)	.506	.741	.229	.949
Distributions from net investment income	(.231)	(.470)	(.516)	(.486)	(.454)	(.479)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.231)	(.540)	(.646)	(.531)	(.609)	(.649)
Net asset value, end of period	$ 10.99	$ 9.76	$ 11.60	$ 11.74	$ 11.53	$ 11.91
Total Return B, C, D	15.17%	(11.59)%	4.42%	6.57%	1.99%	8.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.79%	1.78%	1.81%	1.82%	1.82%
Expenses net of all reductions	1.78% A	1.79%	1.78%	1.81%	1.82%	1.82%
Net investment income	6.03% A	4.72%	4.50%	4.34%	4.09%	4.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,005	$ 800	$ 866	$ 683	$ 540	$ 405
Portfolio turnover rate G	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Income from Investment Operations
Net investment income D	.356	.635	.652	.627	.599	.627
Net realized and unrealized gain (loss)	1.164	(1.835)	(.027)	.252	(.262)	.449
Total from investment operations	1.520	(1.200)	.625	.879	.337	1.076
Distributions from net investment income	(.280)	(.580)	(.635)	(.604)	(.572)	(.596)
Distributions from net realized gain	-	(.070)	(.130)	(.045)	(.155)	(.170)
Total distributions	(.280)	(.650)	(.765)	(.649)	(.727)	(.766)
Net asset value, end of period	$ 11.11	$ 9.87	$ 11.72	$ 11.86	$ 11.63	$ 12.02
Total Return B, C	15.66%	(10.67)%	5.42%	7.76%	2.91%	9.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.78%	.77%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.79% A	.78%	.77%	.79%	.81%	.81%
Expenses net of all reductions	.79% A	.78%	.76%	.79%	.80%	.81%
Net investment income	7.01% A	5.73%	5.52%	5.36%	5.10%	5.38%
Supplemental Data
Net assets, end of period (in millions)	$ 883	$ 750	$ 889	$ 655	$ 520	$ 424
Portfolio turnover rate F	259% A	255%	149%	81%	109%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments ,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 340,667
Unrealized depreciation	(592,205)
Net unrealized appreciation (depreciation)	$ (251,538)
Cost for federal income tax purposes	$ 6,660,185

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	344	(369)
Swap Agreements	880	2,526
Total Interest Rate Risk	1,224	2,157
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,224	$ 2,157

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $344 for futures contracts and $880 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(369) for futures contracts and $2,526 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,671,516 and $4,032,324, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,918	$ 106
Class T	0%	.25%	1,688	10
Class B	.65%	.25%	1,237	898
Class C	.75%	.25%	4,332	902
			$ 10,175	$ 1,916

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 178
Class T	53
Class B*	311
Class C*	75
$ 617

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,831.16
Class T	1,059.16
Class B	312.23
Class C	671.16
Institutional Class	705.18
	$ 4,578

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement

Semiannual Report

9. Security Lending - continued

of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $69.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 3

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 61,721	$ 114,810
Class T	35,764	85,638
Class B	6,269	13,635
Class C	19,678	38,561
Institutional Class	21,770	46,381
Total	$ 145,202	$ 299,025
From net realized gain
Class A	$ -	$ 12,777
Class T	-	11,501
Class B	-	2,042
Class C	-	5,537
Institutional Class	-	5,542
Total	$ -	$ 37,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	48,674	114,758	$ 496,671	$ 1,278,238
Reinvestment of distributions	5,464	10,676	55,877	115,815
Shares redeemed	(33,342)	(69,203)	(336,014)	(740,023)
Net increase (decrease)	20,796	56,231	$ 216,534	$ 654,030
Class T
Shares sold	14,998	27,141	$ 152,123	$ 300,576
Reinvestment of distributions	3,216	8,275	32,829	90,618
Shares redeemed	(22,861)	(69,215)	(229,881)	(756,721)
Net increase (decrease)	(4,647)	(33,799)	$ (44,929)	$ (365,527)
Class B
Shares sold	3,775	6,688	$ 38,416	$ 74,372
Reinvestment of distributions	461	1,092	4,720	11,949
Shares redeemed	(4,320)	(9,318)	(43,687)	(100,959)
Net increase (decrease)	(84)	(1,538)	$ (551)	$ (14,638)
Class C
Shares sold	18,503	30,031	$ 189,074	$ 331,769
Reinvestment of distributions	1,413	2,962	14,421	32,228
Shares redeemed	(10,454)	(25,621)	(104,250)	(273,311)
Net increase (decrease)	9,462	7,372	$ 99,245	$ 90,686
Institutional Class
Shares sold	18,778	32,078	$ 192,974	$ 359,394
Reinvestment of distributions	1,513	3,394	15,620	37,416
Shares redeemed	(16,861)	(35,310)	(173,477)	(381,874)
Net increase (decrease)	3,430	162	$ 35,117	$ 14,936

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

13. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SII-USAN-0809
1.787776.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009